UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	03-31-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

VP Balanced Fund

March 31, 2009

VP Balanced – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

COMMON STOCKS ― 60.1%

AEROSPACE & DEFENSE ― 1.8%
General Dynamics Corp.	13,941	$ 579,806
Goodrich Corp.	14,263	540,425
L-3 Communications Holdings, Inc.	1,219	82,648
Northrop Grumman Corp.	10,960	478,295
Raytheon Co.	4,212	164,015
		1,845,189
AIR FREIGHT & LOGISTICS ― 0.6%
C.H. Robinson Worldwide, Inc.	1,577	71,927
FedEx Corp.	2,886	128,398
United Parcel Service, Inc., Class B	9,389	462,127
		662,452
AIRLINES(1)
Southwest Airlines Co.	7,085	44,848

AUTO COMPONENTS ― 0.2%
Autoliv, Inc.	3,223	59,851
Magna International, Inc., Class A	5,261	140,732
TRW Automotive Holdings Corp.(2)	16,481	53,069
		253,652
BEVERAGES ― 1.3%
Coca-Cola Co. (The)	16,582	728,779
PepsiCo, Inc.	11,406	587,181
		1,315,960
BIOTECHNOLOGY ― 1.8%
Amgen, Inc.(2)	20,300	1,005,256
Celgene Corp.(2)	6,417	284,915
Cephalon, Inc.(2)	1,020	69,462
Gilead Sciences, Inc.(2)	9,809	454,353
Isis Pharmaceuticals, Inc.(2)	3,192	47,912
		1,861,898
CAPITAL MARKETS ― 2.1%
Bank of New York Mellon Corp. (The)	14,233	402,082
BlackRock, Inc.	1,219	158,519
Blackstone Group LP (The)	16,597	120,328
Federated Investors, Inc., Class B	6,157	137,055
Goldman Sachs Group, Inc. (The)	5,074	537,945
Knight Capital Group, Inc., Class A(2)	7,745	114,161
Morgan Stanley	12,012	273,513
Northern Trust Corp.	5,330	318,841
Raymond James Financial, Inc.	6,048	119,146
T. Rowe Price Group, Inc.	1,888	54,488
		2,236,078
CHEMICALS ― 1.3%
CF Industries Holdings, Inc.	6,533	464,692
FMC Corp.	5,040	217,426
Monsanto Co.	2,333	193,872
Terra Industries, Inc.	16,814	472,305
		1,348,295

VP Balanced – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

COMMERCIAL BANKS ― 0.8%
Bank of Montreal	2,681	$ 70,001
PNC Financial Services Group, Inc.	2,120	62,095
Royal Bank of Canada	524	15,154
Toronto-Dominion Bank (The)	5,811	200,944
U.S. Bancorp.	4,398	64,255
Valley National Bancorp.	1,365	16,885
Wells Fargo & Co.	31,232	444,744
		874,078
COMMERCIAL SERVICES & SUPPLIES ― 0.4%
Pitney Bowes, Inc.	14,896	347,821
Waste Management, Inc.	4,828	123,597
		471,418
COMMUNICATIONS EQUIPMENT ― 1.7%
Cisco Systems, Inc.(2)	54,721	917,671
F5 Networks, Inc.(2)	2,448	51,286
Motorola, Inc.	8,734	36,945
Polycom, Inc.(2)	4,162	64,053
QUALCOMM, Inc.	15,242	593,066
Tellabs, Inc.(2)	22,333	102,285
		1,765,306
COMPUTERS & PERIPHERALS ― 2.0%
Apple, Inc.(2)	8,439	887,108
EMC Corp.(2)	31,585	360,069
Hewlett-Packard Co.	16,650	533,799
Lexmark International, Inc., Class A(2)	14,392	242,793
NCR Corp.(2)	3,326	26,442
QLogic Corp.(2)	3,204	35,628
		2,085,839
CONSTRUCTION & ENGINEERING ― 0.7%
EMCOR Group, Inc.(2)	12,610	216,513
Fluor Corp.	10,638	367,543
Shaw Group, Inc. (The)(2)	4,056	111,175
URS Corp.(2)	768	31,035
		726,266
CONSUMER FINANCE ― 0.1%
Capital One Financial Corp.	6,033	73,844
Discover Financial Services	11,805	74,489
		148,333
CONTAINERS & PACKAGING ― 0.1%
Rock-Tenn Co., Class A	3,653	98,814
Sonoco Products Co.	1,227	25,742
		124,556
DIVERSIFIED CONSUMER SERVICES ― 0.6%
Apollo Group, Inc., Class A(2)	3,381	264,834
H&R Block, Inc.	20,023	364,218
		629,052
DIVERSIFIED FINANCIAL SERVICES ― 1.4%
Bank of America Corp.	47,583	324,516
Citigroup, Inc.	36,012	91,111

VP Balanced – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

JPMorgan Chase & Co.	38,135	$ 1,013,628
		1,429,255
DIVERSIFIED TELECOMMUNICATION SERVICES ― 1.9%
AT&T, Inc.	53,169	1,339,859
Embarq Corp.	1,487	56,283
Verizon Communications, Inc.	20,227	610,855
Windstream Corp.	1,213	9,777
		2,016,774
ELECTRIC UTILITIES ― 0.7%
Entergy Corp.	4,945	336,705
Exelon Corp.	1,844	83,699
FPL Group, Inc.	6,962	353,182
Pepco Holdings, Inc.	23	287
		773,873
ELECTRONIC EQUIPMENT & INSTRUMENTS ― 0.3%
Celestica, Inc.(2)	83,839	298,467

ENERGY EQUIPMENT & SERVICES ― 0.9%
Diamond Offshore Drilling, Inc.	2,347	147,532
National Oilwell Varco, Inc.(2)	7,825	224,656
Noble Corp.	9,332	224,808
Patterson-UTI Energy, Inc.	4,114	36,862
Schlumberger Ltd.	6,628	269,229
		903,087
FOOD & STAPLES RETAILING ― 2.3%
Kroger Co. (The)	3,082	65,400
Safeway, Inc.	23,462	473,698
SUPERVALU, INC.	17,498	249,871
SYSCO Corp.	18,479	421,321
Wal-Mart Stores, Inc.	23,947	1,247,639
		2,457,929
FOOD PRODUCTS ― 1.7%
Archer-Daniels-Midland Co.	22,834	634,329
Dean Foods Co.(2)	5,840	105,587
General Mills, Inc.	3,785	188,796
Hershey Co. (The)	5,344	185,704
J.M. Smucker Co. (The)	9,273	345,605
Kraft Foods, Inc., Class A	13,219	294,651
		1,754,672
HEALTH CARE EQUIPMENT & SUPPLIES ― 1.3%
Becton, Dickinson & Co.	2,414	162,317
Boston Scientific Corp.(2)	32,622	259,345
C.R. Bard, Inc.	5,239	417,653
Gen-Probe, Inc.(2)	2,587	117,915
Hospira, Inc.(2)	621	19,164
St. Jude Medical, Inc.(2)	4,710	171,114
STERIS Corp.	8,009	186,450
Varian Medical Systems, Inc.(2)	1,895	57,684
		1,391,642
HEALTH CARE PROVIDERS & SERVICES ― 1.0%
AMERIGROUP Corp.(2)	481	13,247

VP Balanced – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Express Scripts, Inc.(2)	5,045	$ 232,927
Humana, Inc.(2)	5,476	142,814
Magellan Health Services, Inc.(2)	2,445	89,096
Omnicare, Inc.	6,134	150,222
Owens & Minor, Inc.	3,531	116,982
Quest Diagnostics, Inc.	347	16,475
WellPoint, Inc.(2)	8,008	304,064
		1,065,827
HOTELS, RESTAURANTS & LEISURE ― 0.8%
McDonald's Corp.	10,413	568,237
Panera Bread Co., Class A(2)	2,969	165,967
Starwood Hotels & Resorts Worldwide, Inc.	1,058	13,437
WMS Industries, Inc.(2)	4,078	85,271
		832,912
HOUSEHOLD DURABLES ― 0.4%
NVR, Inc.(2)	956	408,929

HOUSEHOLD PRODUCTS ― 1.7%
Clorox Co.	5,144	264,813
Colgate-Palmolive Co.	2,050	120,909
Kimberly-Clark Corp.	2,402	110,756
Procter & Gamble Co. (The)	27,843	1,311,127
		1,807,605
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.6%
Mirant Corp.(2)	22,764	259,510
NRG Energy, Inc.(2)	23,126	407,017
		666,527
INDUSTRIAL CONGLOMERATES ― 1.0%
3M Co.	6,093	302,944
General Electric Co.	76,815	776,600
		1,079,544
INSURANCE ― 1.3%
ACE Ltd.	4,937	199,455
American Financial Group, Inc.	5,419	86,975
Aspen Insurance Holdings Ltd.	7,826	175,772
Berkshire Hathaway, Inc., Class A(2)	4	346,800
Chubb Corp.	4,641	196,407
Endurance Specialty Holdings Ltd.	1,519	37,884
MetLife, Inc.	8,289	188,740
Odyssey Re Holdings Corp.	189	7,169
Prudential Financial, Inc.	7,079	134,643
		1,373,845
INTERNET & CATALOG RETAIL ― 0.3%
Amazon.com, Inc.(2)	2,155	158,263
Netflix, Inc.(2)	3,889	166,916
		325,179
INTERNET SOFTWARE & SERVICES ― 0.9%
Google, Inc., Class A(2)	2,265	788,356
Sohu.com, Inc.(2)	3,877	160,159
		948,515

VP Balanced – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

IT SERVICES ― 2.6%
Accenture Ltd., Class A	10,741	$ 295,270
Affiliated Computer Services, Inc., Class A(2)	2,889	138,354
Alliance Data Systems Corp.(2)	6,048	223,473
Broadridge Financial Solutions, Inc.	8,387	156,082
International Business Machines Corp.	16,376	1,586,671
SAIC, Inc.(2)	7,722	144,170
Visa, Inc., Class A	3,415	189,874
		2,733,894
LEISURE EQUIPMENT & PRODUCTS ― 0.1%
Polaris Industries, Inc.	4,019	86,167

MACHINERY ― 0.6%
AGCO Corp.(2)	25,348	496,821
Dover Corp.	1,906	50,280
Flowserve Corp.	2,309	129,581
		676,682
MEDIA ― 1.2%
CBS Corp., Class B	22,306	85,655
Comcast Corp., Class A	55,480	756,747
DISH Network Corp., Class A(2)	6,640	73,770
Interpublic Group of Cos., Inc. (The)(2)	5,775	23,793
Time Warner Cable, Inc.	3,568	88,491
Time Warner, Inc.	14,215	274,356
		1,302,812
METALS & MINING ― 0.2%
Cliffs Natural Resources, Inc.	3,492	63,415
Compass Minerals International, Inc.	1,386	78,129
United States Steel Corp.	1,932	40,823
		182,367
MULTILINE RETAIL ― 1.0%
Dollar Tree, Inc.(2)	9,277	413,290
Family Dollar Stores, Inc.	19,355	645,877
		1,059,167
MULTI-UTILITIES ― 0.5%
CenterPoint Energy, Inc.	38,258	399,031
Public Service Enterprise Group, Inc.	4,847	142,841
		541,872
OIL, GAS & CONSUMABLE FUELS ― 7.7%
Alpha Natural Resources, Inc.(2)	5,245	93,099
Anadarko Petroleum Corp.	10,965	426,429
Apache Corp.	4,240	271,742
Chevron Corp.	21,260	1,429,522
ConocoPhillips	27,387	1,072,475
Devon Energy Corp.	4,304	192,346
Exxon Mobil Corp.	53,177	3,621,354
Frontline Ltd.	3,812	66,291
McMoRan Exploration Co.(2)	11,145	52,381
Occidental Petroleum Corp.	8,482	472,023
Peabody Energy Corp.	5,926	148,387
Sunoco, Inc.	3,498	92,627

VP Balanced – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Valero Energy Corp.	11,445	$ 204,865
		8,143,541
PHARMACEUTICALS ― 5.1%
Abbott Laboratories	11,574	552,080
Eli Lilly & Co.	14,437	482,340
Endo Pharmaceuticals Holdings, Inc.(2)	5,207	92,060
Forest Laboratories, Inc.(2)	7,949	174,560
Johnson & Johnson	31,762	1,670,681
King Pharmaceuticals, Inc.(2)	26,195	185,199
Merck & Co., Inc.	19,938	533,341
Pfizer, Inc.	66,124	900,609
Schering-Plough Corp.	20,184	475,333
Sepracor, Inc.(2)	8,647	126,765
Watson Pharmaceuticals, Inc.(2)	6,280	195,371
		5,388,339
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
Host Hotels & Resorts, Inc.	4,678	18,338
Simon Property Group, Inc.	3,006	104,128
		122,466
ROAD & RAIL ― 0.6%
Burlington Northern Santa Fe Corp.	2,779	167,157
CSX Corp.	3,704	95,748
Norfolk Southern Corp.	3,597	121,399
Union Pacific Corp.	5,015	206,167
		590,471
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 1.5%
Analog Devices, Inc.	2,834	54,611
Applied Materials, Inc.	15,801	169,861
Broadcom Corp., Class A(2)	5,912	118,122
Intel Corp.	35,433	533,267
Linear Technology Corp.	6,022	138,385
LSI Corp.(2)	42,031	127,774
National Semiconductor Corp.	2,114	21,711
Skyworks Solutions, Inc.(2)	19,206	154,800
Texas Instruments, Inc.	13,006	214,729
		1,533,260
SOFTWARE ― 2.8%
Microsoft Corp.	91,391	1,678,853
Novell, Inc.(2)	11,628	49,535
Oracle Corp.(2)	30,494	551,026
Quest Software, Inc.(2)	2,896	36,721
Sybase, Inc.(2)	9,310	282,000
Symantec Corp.(2)	10,905	162,921
Synopsys, Inc.(2)	7,031	145,753
		2,906,809
SPECIALTY RETAIL ― 1.0%
AutoZone, Inc.(2)	1,053	171,239
Gap, Inc. (The)	36,535	474,590
Home Depot, Inc. (The)	7,422	174,862
RadioShack Corp.	7,709	66,066
Sherwin-Williams Co. (The)	2,354	122,338

VP Balanced – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Tractor Supply Co.(2)	854	$ 30,795
		1,039,890
TEXTILES, APPAREL & LUXURY GOODS ― 0.1%
Polo Ralph Lauren Corp.	3,300	139,425

TOBACCO ― 1.0%
Altria Group, Inc.	19,824	317,581
Philip Morris International, Inc.	19,214	683,634
		1,001,215
TOTAL COMMON STOCKS
(Cost $74,005,251)		63,376,179
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) ― 12.1%
FHLMC, 7.00%, 11/1/13(4)	$ 45,793	48,011
FHLMC, 6.50%, 6/1/16(4)	71,524	75,162
FHLMC, 6.50%, 6/1/16(4)	86,314	90,325
FHLMC, 4.50%, 1/1/19(4)	655,396	679,004
FHLMC, 6.50%, 1/1/28(4)	22,534	23,996
FHLMC, 6.50%, 6/1/29(4)	16,427	17,482
FHLMC, 8.00%, 7/1/30(4)	19,266	21,026
FHLMC, 5.50%, 12/1/33(4)	618,974	645,118
FHLMC, 5.50%, 1/1/38(4)	359,061	373,048
FHLMC, 6.00%, 8/1/38(4)	341,680	357,640
FHLMC, 6.50%, 7/1/47(4)	62,516	65,724
FNMA, 6.50%, 11/1/11(4)	4,840	5,074
FNMA, 6.00%, 4/1/13(4)	4,705	4,949
FNMA, 6.00%, 4/1/13(4)	8,313	8,743
FNMA, 6.00%, 5/1/13(4)	1,659	1,744
FNMA, 6.50%, 6/1/13(4)	1,281	1,348
FNMA, 6.50%, 6/1/13(4)	20,836	21,916
FNMA, 6.00%, 7/1/13(4)	5,626	5,918
FNMA, 6.00%, 1/1/14(4)	63,583	66,877
FNMA, 4.50%, 5/1/19(4)	331,050	342,975
FNMA, 4.50%, 5/1/19(4)	346,458	358,938
FNMA, 6.50%, 1/1/28(4)	6,852	7,308
FNMA, 7.00%, 1/1/28(4)	24,518	26,479
FNMA, 6.50%, 1/1/29(4)	43,420	46,309
FNMA, 7.50%, 7/1/29(4)	60,721	65,851
FNMA, 7.50%, 9/1/30(4)	16,876	18,307
FNMA, 6.50%, 1/1/32(4)	53,705	57,078
FNMA, 5.50%, 6/1/33(4)	456,760	476,136
FNMA, 5.50%, 8/1/33(4)	363,417	378,834
FNMA, 5.00%, 11/1/33(4)	1,594,658	1,651,094
FNMA, 5.50%, 1/1/34(4)	669,014	697,625
FNMA, 4.50%, 9/1/35(4)	1,236,695	1,265,933
FNMA, 5.00%, 2/1/36(4)	1,611,328	1,666,591
FNMA, 5.50%, 2/1/37(4)	501,759	521,477
FNMA, 6.50%, 8/1/37(4)	948,941	997,465
FNMA, 6.50%, 6/1/47(4)	36,433	38,272
FNMA, 6.50%, 8/1/47(4)	97,703	102,637
FNMA, 6.50%, 8/1/47(4)	130,045	136,611

VP Balanced – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

FNMA, 6.50%, 9/1/47(4)	$ 15,902	$ 16,705
FNMA, 6.50%, 9/1/47(4)	112,404	118,081
FNMA, 6.50%, 9/1/47(4)	132,411	139,098
FNMA, 6.50%, 9/1/47(4)	154,665	162,475
FNMA, 6.50%, 9/1/47(4)	229,460	241,047
GNMA, 7.00%, 4/20/26(4)	48,373	51,716
GNMA, 7.50%, 8/15/26(4)	28,118	30,293
GNMA, 7.00%, 2/15/28(4)	11,185	12,006
GNMA, 7.50%, 2/15/28(4)	19,360	20,882
GNMA, 6.50%, 5/15/28(4)	3,234	3,452
GNMA, 6.50%, 5/15/28(4)	3,831	4,089
GNMA, 7.00%, 12/15/28(4)	15,441	16,574
GNMA, 8.00%, 12/15/29(4)	5,823	6,334
GNMA, 7.00%, 5/15/31(4)	95,170	102,362
GNMA, 5.50%, 11/15/32(4)	453,092	473,813
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $12,094,740)		12,767,952
CORPORATE BONDS ― 9.7%

AEROSPACE & DEFENSE ― 0.3%
Honeywell International, Inc., 5.30%, 3/15/17(4)	57,000	58,149
Honeywell International, Inc., 5.30%, 3/1/18(4)	70,000	71,720
Lockheed Martin Corp., 6.15%, 9/1/36(4)	112,000	113,709
United Technologies Corp., 6.05%, 6/1/36(4)	134,000	134,759
		378,337
AIR FREIGHT & LOGISTICS(1)
United Parcel Service, Inc., 3.875%, 4/1/14	50,000	50,202

AUTOMOBILES(1)
DaimlerChrysler N.A. LLC, 5.875%, 3/15/11(4)	70,000	67,046

BEVERAGES ― 0.4%
Coca-Cola Co. (The), 5.35%, 11/15/17(4)	170,000	182,036
Diageo Capital plc, 5.75%, 10/23/17(4)	130,000	132,834
SABMiller plc, 6.20%, 7/1/11(4)(5)	70,000	70,632
		385,502
CAPITAL MARKETS ― 0.4%
Credit Suisse (New York), 5.00%, 5/15/13(4)	160,000	154,803
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(4)	90,000	90,020
Merrill Lynch & Co., Inc., 4.79%, 8/4/10(4)	55,000	50,021
Morgan Stanley, 6.625%, 4/1/18(4)	100,000	95,572
		390,416
CHEMICALS ― 0.1%
Air Products & Chemicals, Inc., 4.15%, 2/1/13(4)	100,000	99,419
Rohm & Haas Co., 5.60%, 3/15/13(4)	70,000	65,615
		165,034
COMMERCIAL BANKS ― 0.4%
PNC Bank N.A., 6.00%, 12/7/17(4)	80,000	73,656
PNC Funding Corp., 5.125%, 12/14/10(4)	97,000	95,869
Wachovia Bank N.A., 4.80%, 11/1/14(4)	110,000	91,606
Wachovia Bank N.A., 4.875%, 2/1/15(4)	172,000	141,618

VP Balanced – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Wells Fargo & Co., 4.625%, 8/9/10(4)	$ 2,000	$ 1,976
		404,725
COMMERCIAL SERVICES & SUPPLIES ― 0.1%
Pitney Bowes, Inc., 5.75%, 9/15/17(4)	70,000	69,974

COMPUTERS & PERIPHERALS(1)
Hewlett-Packard Co., 6.125%, 3/1/14(4)	30,000	31,996

CONSUMER FINANCE ― 0.4%
American Express Centurion Bank, 4.375%, 7/30/09(4)	70,000	69,265
General Electric Capital Corp., 6.125%, 2/22/11(4)	100,000	101,159
General Electric Capital Corp., 4.80%, 5/1/13(4)	60,000	56,301
General Electric Capital Corp., 5.625%, 9/15/17(4)	140,000	122,983
John Deere Capital Corp., 4.50%, 4/3/13(4)	60,000	58,934
John Deere Capital Corp., 5.50%, 4/13/17(4)	7,000	6,648
		415,290
DIVERSIFIED FINANCIAL SERVICES ― 0.6%
Bank of America Corp., 4.375%, 12/1/10(4)	170,000	160,581
Bank of America N.A., 5.30%, 3/15/17(4)	124,000	91,307
Bank of America N.A., 6.00%, 10/15/36(4)	110,000	73,035
Citigroup, Inc., 5.50%, 4/11/13(4)	100,000	87,964
Citigroup, Inc., 6.125%, 5/15/18(4)	90,000	77,864
Pricoa Global Funding I, 5.40%, 10/18/12(4)(5)	130,000	110,357
		601,108
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.8%
AT&T, Inc., 6.80%, 5/15/36(4)	110,000	104,374
AT&T, Inc., 6.55%, 2/15/39(4)	90,000	82,011
BellSouth Corp., 6.875%, 10/15/31(4)	24,000	22,925
Embarq Corp., 7.08%, 6/1/16(4)	65,000	58,579
Qwest Corp., 7.875%, 9/1/11(4)	30,000	29,700
Qwest Corp., 7.50%, 10/1/14(4)	60,000	54,900
Telefonica Emisiones SAU, 7.05%, 6/20/36(4)	80,000	82,586
Verizon Communications, Inc., 5.55%, 2/15/16(4)	90,000	88,694
Verizon Communications, Inc., 5.50%, 2/15/18(4)	70,000	66,791
Verizon Communications, Inc., 6.25%, 4/1/37(4)	64,000	57,198
Verizon Communications, Inc., 6.40%, 2/15/38(4)	100,000	91,083
Verizon Wireless Capital LLC, 8.50%, 11/15/18(4)(5)	60,000	68,669
		807,510
ELECTRIC UTILITIES ― 0.5%
Carolina Power & Light Co., 5.15%, 4/1/15(4)	147,000	149,591
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(4)	118,000	105,022
Florida Power Corp., 4.50%, 6/1/10(4)	79,000	80,540
Florida Power Corp., 6.35%, 9/15/37(4)	70,000	73,007
Southern California Edison Co., 5.625%, 2/1/36(4)	102,000	97,155
Toledo Edison Co. (The), 6.15%, 5/15/37(4)	60,000	42,445
		547,760
ELECTRICAL EQUIPMENT ― 0.1%
Rockwell Automation, Inc., 6.25%, 12/1/37(4)	100,000	98,872

FOOD & STAPLES RETAILING ― 0.5%
SYSCO Corp., 4.20%, 2/12/13(4)	130,000	133,661
Wal-Mart Stores, Inc., 3.00%, 2/3/14(4)	90,000	89,819
Wal-Mart Stores, Inc., 5.875%, 4/5/27(4)	138,000	137,998

VP Balanced – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Wal-Mart Stores, Inc., 6.50%, 8/15/37(4)	$ 80,000	$ 83,563
Wal-Mart Stores, Inc., 6.20%, 4/15/38(4)	60,000	60,933
		505,974
FOOD PRODUCTS ― 0.4%
General Mills, Inc., 5.65%, 9/10/12(4)	170,000	179,773
Kellogg Co., 6.60%, 4/1/11(4)	70,000	74,934
Kellogg Co., 5.125%, 12/3/12(4)	100,000	105,788
Kraft Foods, Inc., 6.00%, 2/11/13(4)	100,000	105,476
		465,971
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.2%
Baxter Finco BV, 4.75%, 10/15/10(4)	60,000	61,964
Baxter International, Inc., 5.90%, 9/1/16(4)	40,000	42,285
Baxter International, Inc., 6.25%, 12/1/37(4)	70,000	72,521
		176,770
HOTELS, RESTAURANTS & LEISURE ― 0.2%
McDonald's Corp., 5.35%, 3/1/18(4)	50,000	52,883
McDonald's Corp., 6.30%, 10/15/37(4)	70,000	72,024
Yum! Brands, Inc., 6.875%, 11/15/37(4)	70,000	58,262
		183,169
HOUSEHOLD PRODUCTS ― 0.1%
Kimberly-Clark Corp., 6.125%, 8/1/17(4)	70,000	75,527

INDUSTRIAL CONGLOMERATES ― 0.1%
General Electric Co., 5.00%, 2/1/13(4)	92,000	92,121
General Electric Co., 5.25%, 12/6/17(4)	70,000	64,891
		157,012
INSURANCE ― 0.4%
Lincoln National Corp., 6.30%, 10/9/37(4)	140,000	60,171
MetLife Global Funding I, 5.125%, 4/10/13(4)(5)	150,000	137,163
New York Life Global Funding, 4.65%, 5/9/13(4)(5)	160,000	156,005
Prudential Financial, Inc., 5.40%, 6/13/35(4)	80,000	38,524
		391,863
MACHINERY ― 0.1%
Caterpillar Financial Services Corp., 4.85%, 12/7/12(4)	70,000	69,074

MEDIA ― 0.7%
Comcast Corp., 5.90%, 3/15/16(4)	144,000	139,317
Comcast Corp., 5.70%, 5/15/18(4)	60,000	56,387
Comcast Corp., 6.40%, 5/15/38(4)	60,000	52,593
Pearson Dollar Finance Two plc, 6.25%, 5/6/18(4)(5)	100,000	87,037
Rogers Cable, Inc., 6.25%, 6/15/13(4)	55,000	55,412
Time Warner Cable, Inc., 5.40%, 7/2/12(4)	190,000	183,723
Time Warner Cable, Inc., 6.75%, 7/1/18(4)	60,000	56,428
Time Warner, Inc., 5.50%, 11/15/11(4)	50,000	49,365
Time Warner, Inc., 7.625%, 4/15/31(4)	24,000	21,526
		701,788
METALS & MINING ― 0.1%
Barrick Gold Corp., 6.95%, 4/1/19	30,000	30,197
BHP Billiton Finance USA Ltd., 6.50%, 4/1/19(4)	40,000	40,629
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(4)	60,000	53,874
Xstrata Finance Canada Ltd., 5.80%, 11/15/16(4)(5)	58,000	37,328
		162,028

VP Balanced – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

MULTI-UTILITIES ― 0.5%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(4)	$ 70,000	$ 60,365
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(4)	100,000	66,408
Dominion Resources, Inc., 4.75%, 12/15/10(4)	76,000	76,576
NSTAR Electric Co., 5.625%, 11/15/17(4)	140,000	147,479
Pacific Gas & Electric Co., 4.20%, 3/1/11(4)	120,000	121,917
Pacific Gas & Electric Co., 5.80%, 3/1/37(4)	48,000	45,879
Pacific Gas & Electric Co., 6.35%, 2/15/38(4)	60,000	60,535
		579,159
MULTILINE RETAIL ― 0.1%
Kohl's Corp., 6.875%, 12/15/37(4)	70,000	52,885
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(4)	52,000	40,845
		93,730
OIL, GAS & CONSUMABLE FUELS ― 1.1%
Anadarko Petroleum Corp., 8.70%, 3/15/19(4)	70,000	70,195
Canadian Natural Resources Ltd., 5.70%, 5/15/17(4)	70,000	62,522
ConocoPhillips, 6.50%, 2/1/39(4)	90,000	88,191
Enbridge Energy Partners LP, 6.50%, 4/15/18(4)	130,000	114,139
Enterprise Products Operating LP, 4.95%, 6/1/10(4)	57,000	56,027
Enterprise Products Operating LP, 6.30%, 9/15/17(4)	80,000	73,902
Nexen, Inc., 6.40%, 5/15/37(4)	110,000	78,331
Premcor Refining Group, Inc. (The), 6.125%, 5/1/11(4)	181,000	183,059
Shell International Finance BV, 4.00%, 3/21/14(4)	120,000	121,880
Shell International Finance BV, 6.375%, 12/15/38(4)	60,000	63,511
TransCanada PipeLines Ltd., 6.20%, 10/15/37(4)	40,000	34,029
XTO Energy, Inc., 5.30%, 6/30/15(4)	101,000	96,487
XTO Energy, Inc., 6.10%, 4/1/36(4)	80,000	67,963
XTO Energy, Inc., 6.375%, 6/15/38(4)	30,000	26,844
		1,137,080
PHARMACEUTICALS ― 0.5%
Abbott Laboratories, 5.875%, 5/15/16(4)	35,000	37,593
Abbott Laboratories, 5.60%, 11/30/17(4)	50,000	52,967
AstraZeneca plc, 5.40%, 9/15/12(4)	85,000	90,654
AstraZeneca plc, 5.90%, 9/15/17(4)	110,000	116,690
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(4)	50,000	52,088
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38(4)	90,000	91,310
Wyeth, 5.95%, 4/1/37(4)	77,000	72,848
		514,150
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
ProLogis, 5.625%, 11/15/16(4)	140,000	70,085

ROAD & RAIL ― 0.1%
Union Pacific Corp., 5.75%, 11/15/17(4)	100,000	95,691

SOFTWARE ― 0.1%
Intuit, Inc., 5.75%, 3/15/17(4)	75,000	65,452
Oracle Corp., 5.75%, 4/15/18(4)	30,000	31,386
		96,838
SPECIALTY RETAIL ― 0.1%
Lowe's Cos., Inc., 5.60%, 9/15/12(4)	70,000	73,894

WIRELESS TELECOMMUNICATION SERVICES ― 0.2%
Rogers Communications, Inc., 6.80%, 8/15/18(4)	120,000	120,168

VP Balanced – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Vodafone Group plc, 5.625%, 2/27/17(4)	$ 92,000	$ 91,341
		211,509
TOTAL CORPORATE BONDS
(Cost $10,804,253)		10,175,084
U.S. TREASURY SECURITIES ― 6.1%
U.S. Treasury Bonds, 6.25%, 5/15/30(4)	190,000	263,981
U.S. Treasury Bonds, 4.75%, 2/15/37(4)	297,000	356,957
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(4)	86,542	94,060
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(4)	325,833	434,613
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(4)	260,880	253,306
U.S. Treasury Notes, 0.875%, 3/31/11(4)	4,000,000	4,006,876
U.S. Treasury Notes, 1.375%, 3/15/12(4)	1,000,000	1,007,266
TOTAL U.S. TREASURY SECURITIES
(Cost $6,285,004)		6,417,059
MUNICIPAL SECURITIES ― 3.6%
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.00%, 1/1/28, Prerefunded at 100% of Par (Ambac)(4)(6)	500,000	553,240
Clark County School District GO, Series 2004 D, (Building Bonds), 5.00%, 12/15/14, Prerefunded at 100% of Par (MBIA)(4)(6)	1,100,000	1,260,325
Clark County School District GO, Series 2005 C, (Building Bonds), 5.00%, 12/15/15, Prerefunded at 100% of Par (FSA)(4)(6)	1,100,000	1,266,496
Georgia GO, Series 2008 B, 5.00%, 7/1/18(4)	415,000	482,682
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(4)	300,000	261,828
TOTAL MUNICIPAL SECURITIES
(Cost $3,702,427)		3,824,571
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) ― 2.3%
Banc of America Commercial Mortgage, Inc. STRIPS-COUPON, Series 2004-1, Class XP, VRN, 0.83%, 4/1/09(4)	3,084,486	38,038
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3 SEQ, 4.05%, 11/10/38(4)	450,000	422,161
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A3 SEQ, 5.37%, 10/10/45(4)	300,000	233,138
Bear Stearns Commercial Mortgage Securities Trust, Series 2006 BBA7, Class A1, VRN, 0.67%, 4/15/09, resets monthly off the 1-month LIBOR plus 0.11% with no caps(4)(5)	344,950	292,509
Bear Stearns Commercial Mortgage Securities Trust STRIPS-COUPON, Series 2004 T16, Class X2, VRN, 0.72%, 4/1/09(4)	5,192,833	98,425
Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 0.66%, 4/15/09, resets monthly off the 1-month LIBOR plus 0.10% with no caps(4)(5)	19,514	19,297
Credit Suisse First Boston Mortgage Securities Corp., Series 2000 C1, Class B, VRN, 7.73%, 4/15/09(4)	150,000	147,796
Credit Suisse First Boston Mortgage Securities Corp., Series 2002 CKN2, Class A3 SEQ, 6.13%, 4/15/37(4)	300,000	294,941
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.74%, 4/15/09, resets monthly off the 1-month LIBOR plus 0.18% with no caps(4)(5)	200,000	153,790
Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.60%, 4/5/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps(4)(5)	62,401	50,559

VP Balanced – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

GS Mortgage Securities Corp. II, Series 2007 EOP, Class A1, VRN, 0.61%, 4/6/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps(4)(5)	$ 121,818	$ 85,325
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A2 SEQ, 3.62%, 1/15/29(4)	97,178	93,917
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(4)	390,643	358,843
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006 LLFA, Class A1, VRN, 0.64%, 4/15/09, resets monthly off the 1-month LIBOR plus 0.08% with no caps(4)(5)	55,042	40,851
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.63%, 4/15/09, resets monthly off the 1-month LIBOR plus 0.07% with no caps(4)(5)	177,496	124,668
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $2,818,321)		2,454,258
COLLATERALIZED MORTGAGE OBLIGATIONS(3) ― 1.2%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.8%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(4)	376,477	228,970
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(4)	493,312	273,934
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 4.90%, 4/1/09(4)	371,284	323,537
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(4)	25,705	23,524
		849,965
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.4%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(4)	350,000	369,632
FHLMC, Series 2937, Class KA, 4.50%, 12/15/14(4)	53,595	53,696
		423,328
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,644,091)		1,273,293
U.S. GOVERNMENT AGENCY SECURITIES ― 0.6%
FNMA, 5.00%, 2/13/17(4)
(Cost $612,569)	600,000	657,733
ASSET-BACKED SECURITIES(3) ― 0.4%
Accredited Mortgage Loan Trust, Series 2006-2, Class A1, VRN, 0.56%, 4/27/09, resets monthly off the 1-month LIBOR plus 0.04% with no caps(4)	4,930	4,870
CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(4)	300,000	304,166
SLM Student Loan Trust, Series 2006-5, Class A2, VRN, 1.15%, 4/27/09, resets quarterly off the 3-month LIBOR minus 0.01% with no caps(4)	46,923	46,852
SLM Student Loan Trust, Series 2006-10, Class A2, VRN, 1.17%, 4/27/09, resets quarterly off the 3-month LIBOR plus 0.01% with no caps(4)	31,685	31,656
TOTAL ASSET-BACKED SECURITIES
(Cost $383,526)		387,544
SOVEREIGN GOVERNMENTS & AGENCIES ― 0.1%
Hydro Quebec, Series HY, 8.40%, 1/15/22(4)
(Cost $51,111)	44,000	61,159

VP Balanced – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

TEMPORARY CASH INVESTMENTS ― 3.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(4)
(Cost $3,476,867)	3,476,867	$ 3,476,867

TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $115,878,160)		104,871,699
OTHER ASSETS AND LIABILITIES — 0.5%		557,887
TOTAL NET ASSETS — 100.0%		$105,429,586

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Expiration Date	Unrealized Gain (Loss)
CREDIT DEFAULT-BUY PROTECTION
$750,000
Pay quarterly a fixed rate equal to 0.12% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18.
		March 2017	$ 49,927

Notes to Schedule of Investments
Ambac	-	Ambac Assurance Corporation
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance, Inc.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MBIA	-	MBIA Insurance Corporation
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Industry is less than 0.05% of total net assets.
(2)	Non-income producing.
(3)	Final maturity indicated, unless otherwise noted.
(4)	Security, or a portion thereof, has been segregated for swap agreements. At the period end, the aggregate value of securities pledged was $50,000.
(5)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $1,434,190, which represented 1.4% of total net assets.

(6)	Escrowed to maturity in U.S. government securities or state and local government securities.

VP Balanced – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of March 31, 2009:
Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$ 66,853,046	-
Level 2 - Other Significant Observable Inputs	38,018,653	$ 49,927
Level 3 - Significant Unobservable Inputs	-	-
	$104,871,699	$ 49,927

* Includes swap agreements.

3. Federal Tax Information

As of March 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 119,156,470
Gross tax appreciation of investments	$ 4,749,733
Gross tax depreciation of investments	(19,034,504)
Net tax appreciation (depreciation) of investments	$ (14,284,771)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments pr ovides information about the fun d ’ s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in th e fund ’ s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Capital Appreciation Fund

March 31, 2009

VP Capital Appreciation – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.5%

AEROSPACE & DEFENSE ― 1.7%
Lockheed Martin Corp.	34,500	$ 2,381,535
Precision Castparts Corp.	31,300	1,874,870
		4,256,405
AIR FREIGHT & LOGISTICS ― 1.8%
C.H. Robinson Worldwide, Inc.	38,800	1,769,668
FedEx Corp.	18,900	840,861
UTi Worldwide, Inc.	168,541	2,014,065
		4,624,594
AUTO COMPONENTS ― 0.5%
Autoliv, Inc.	73,900	1,372,323

BIOTECHNOLOGY ― 4.6%
Celgene Corp.(1)	81,900	3,636,360
CSL Ltd.	205,454	4,648,763
Grifols SA	240,100	3,463,310
		11,748,433
CAPITAL MARKETS ― 4.3%
Affiliated Managers Group, Inc.(1)	31,500	1,313,865
Charles Schwab Corp. (The)	88,400	1,370,200
Invesco Ltd.	105,000	1,455,300
Lazard Ltd., Class A	72,679	2,136,762
Morgan Stanley	100,100	2,279,277
Raymond James Financial, Inc.	120,404	2,371,959
		10,927,363
CHEMICALS ― 3.8%
Monsanto Co.	71,960	5,979,876
Potash Corp. of Saskatchewan, Inc.	20,000	1,616,200
Scotts Miracle-Gro Co. (The), Class A	58,318	2,023,635
		9,619,711
COMMUNICATIONS EQUIPMENT ― 2.3%
Juniper Networks, Inc.(1)	110,400	1,662,624
QUALCOMM, Inc.	34,800	1,354,068
Research In Motion Ltd.(1)	30,100	1,296,407
Tellabs, Inc.(1)	350,600	1,605,748
		5,918,847
COMPUTERS & PERIPHERALS ― 2.4%
Apple, Inc.(1)	42,343	4,451,096
Seagate Technology	260,200	1,563,802
		6,014,898
CONSTRUCTION & ENGINEERING ― 2.6%
AECOM Technology Corp.(1)	23,700	618,096
Granite Construction, Inc.	30,500	1,143,140
Quanta Services, Inc.(1)	171,400	3,676,530
Shaw Group, Inc. (The)(1)	45,800	1,255,378
		6,693,144
CONTAINERS & PACKAGING ― 1.6%
Crown Holdings, Inc.(1)	176,200	4,005,026

VP Capital Appreciation – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

DIVERSIFIED CONSUMER SERVICES ― 5.3%
Apollo Group, Inc., Class A(1)	38,964	$ 3,052,050
Capella Education Co.(1)	14,300	757,900
Career Education Corp.(1)	89,700	2,149,212
Corinthian Colleges, Inc.(1)	116,100	2,258,145
DeVry, Inc.	30,366	1,463,034
H&R Block, Inc.	133,636	2,430,839
Strayer Education, Inc.	7,500	1,349,025
		13,460,205
DIVERSIFIED FINANCIAL SERVICES ― 0.4%
CME Group, Inc.	3,900	960,921

ELECTRICAL EQUIPMENT ― 1.0%
Cooper Industries Ltd., Class A	74,000	1,913,640
Rockwell Automation, Inc.	28,600	624,624
		2,538,264
ELECTRONIC EQUIPMENT & INSTRUMENTS ― 0.9%
Dolby Laboratories, Inc., Class A(1)	37,523	1,279,910
FLIR Systems, Inc.(1)	52,800	1,081,344
		2,361,254
ENERGY EQUIPMENT & SERVICES ― 0.5%
Weatherford International Ltd.(1)	113,900	1,260,873

FOOD & STAPLES RETAILING ― 0.4%
Kroger Co. (The)	46,000	976,120

HEALTH CARE EQUIPMENT & SUPPLIES ― 1.9%
Baxter International, Inc.	22,600	1,157,572
Covidien Ltd.	36,400	1,209,936
Edwards Lifesciences Corp.(1)	22,500	1,364,175
Thoratec Corp.(1)	42,900	1,102,101
		4,833,784
HEALTH CARE PROVIDERS & SERVICES ― 5.8%
Aetna, Inc.	43,000	1,046,190
Express Scripts, Inc.(1)	99,000	4,570,830
Medco Health Solutions, Inc.(1)	92,700	3,832,218
Omnicare, Inc.	116,900	2,862,881
UnitedHealth Group, Inc.	54,900	1,149,057
WellPoint, Inc.(1)	33,700	1,279,589
		14,740,765
HOTELS, RESTAURANTS & LEISURE ― 4.4%
Brinker International, Inc.	106,100	1,602,110
Cheesecake Factory, Inc. (The)(1)	54,100	619,445
Chipotle Mexican Grill, Inc., Class A(1)	12,100	803,198
Chipotle Mexican Grill, Inc., Class B(1)	13,700	785,147
Darden Restaurants, Inc.	32,000	1,096,320
Penn National Gaming, Inc.(1)	149,636	3,613,709
Scientific Games Corp., Class A(1)	85,800	1,039,038
Starbucks Corp.(1)	78,700	874,357
WMS Industries, Inc.(1)	42,000	878,220
		11,311,544
INSURANCE ― 1.8%
Aon Corp.	55,000	2,245,100

VP Capital Appreciation – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Fidelity National Financial, Inc., Class A	62,500	$ 1,219,375
First American Corp.	45,800	1,214,158
		4,678,633
INTERNET & CATALOG RETAIL ― 1.5%
Expedia, Inc.(1)	86,900	789,052
Netflix, Inc.(1)	32,000	1,373,440
priceline.com, Inc.(1)	22,771	1,793,899
		3,956,391
INTERNET SOFTWARE & SERVICES ― 2.1%
Digital River, Inc.(1)	56,500	1,684,830
Equinix, Inc.(1)	29,600	1,662,040
NetEase.com, Inc. ADR(1)	52,200	1,401,570
Opera Software ASA(1)	142,238	488,601
		5,237,041
IT SERVICES ― 2.3%
Fiserv, Inc.(1)	7,300	266,158
Global Payments, Inc.	60,000	2,004,600
MasterCard, Inc., Class A	21,700	3,634,316
		5,905,074
LIFE SCIENCES TOOLS & SERVICES ― 1.4%
Life Technologies Corp.(1)	72,200	2,345,056
Thermo Fisher Scientific, Inc.(1)	33,400	1,191,378
		3,536,434
MACHINERY ― 3.4%
Cummins, Inc.	54,500	1,387,025
Flowserve Corp.	31,015	1,740,562
Illinois Tool Works, Inc.	25,300	780,505
Navistar International Corp.(1)	65,200	2,181,592
PACCAR, Inc.	22,200	571,872
Parker-Hannifin Corp.	59,600	2,025,208
		8,686,764
MARINE ― 0.5%
Diana Shipping, Inc.	98,700	1,163,673

MEDIA ― 1.2%
DIRECTV Group, Inc. (The)(1)	132,300	3,015,117

METALS & MINING ― 0.7%
Freeport-McMoRan Copper & Gold, Inc.	30,600	1,166,166
Nucor Corp.	15,000	572,550
		1,738,716
MULTILINE RETAIL ― 3.6%
Dollar Tree, Inc.(1)	14,600	650,430
J.C. Penney Co., Inc.	98,000	1,966,860
Kohl's Corp.(1)	132,800	5,620,096
Macy's, Inc.	115,200	1,025,280
		9,262,666
OIL, GAS & CONSUMABLE FUELS ― 7.9%
Alpha Natural Resources, Inc.(1)	101,300	1,798,075
Arena Resources, Inc.(1)	44,819	1,141,988
CONSOL Energy, Inc.	82,200	2,074,728
Continental Resources, Inc.(1)	52,700	1,117,767
Denbury Resources, Inc.(1)	72,800	1,081,808

VP Capital Appreciation – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

EQT Corp.	36,400	$ 1,140,412
Murphy Oil Corp.	47,700	2,135,529
Peabody Energy Corp.	22,300	558,392
Petrohawk Energy Corp.(1)	179,051	3,443,151
Range Resources Corp.	59,500	2,449,020
Southwestern Energy Co.(1)	81,400	2,416,766
Whiting Petroleum Corp.(1)	30,021	776,043
		20,133,679
PROFESSIONAL SERVICES ― 1.0%
FTI Consulting, Inc.(1)	24,800	1,227,104
Huron Consulting Group, Inc.(1)	28,377	1,204,036
		2,431,140
ROAD & RAIL ― 0.9%
Union Pacific Corp.	55,900	2,298,049

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 7.6%
Altera Corp.	125,500	2,202,525
Analog Devices, Inc.	108,400	2,088,868
Broadcom Corp., Class A(1)	185,054	3,697,379
Linear Technology Corp.	84,700	1,946,406
Marvell Technology Group Ltd.(1)	247,100	2,263,436
MEMC Electronic Materials, Inc.(1)	29,000	478,210
Micron Technology, Inc.(1)	165,400	671,524
NVIDIA Corp.(1)	215,800	2,127,788
PMC - Sierra, Inc.(1)	143,000	912,340
Silicon Laboratories, Inc.(1)	52,300	1,380,720
Varian Semiconductor Equipment Associates, Inc.(1)	72,600	1,572,516
		19,341,712
SOFTWARE ― 3.8%
Ariba, Inc.(1)	135,931	1,186,678
Macrovision Solutions Corp.(1)	53,000	942,870
McAfee, Inc.(1)	103,123	3,454,620
Nintendo Co. Ltd.	4,400	1,290,674
Shanda Interactive Entertainment Ltd. ADR(1)	35,100	1,387,503
Sybase, Inc.(1)	42,800	1,296,412
		9,558,757
SPECIALTY RETAIL ― 5.1%
Advance Auto Parts, Inc.	35,700	1,466,556
Aeropostale, Inc.(1)	66,800	1,774,208
American Eagle Outfitters, Inc.	138,600	1,696,464
Best Buy Co., Inc.	33,800	1,283,048
O'Reilly Automotive, Inc.(1)	118,100	4,134,681
PetSmart, Inc.	71,100	1,490,256
Ross Stores, Inc.	30,500	1,094,340
		12,939,553
TEXTILES, APPAREL & LUXURY GOODS ― 1.1%
Carter's, Inc.(1)	64,900	1,220,769
Polo Ralph Lauren Corp.	39,400	1,664,650
		2,885,419
THRIFTS & MORTGAGE FINANCE ― 0.6%
Hudson City Bancorp., Inc.	125,400	1,465,926

VP Capital Appreciation – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

TOBACCO ― 2.8%
Altria Group, Inc.	137,100	$ 2,196,342
Lorillard, Inc.	79,400	4,902,156
		7,098,498
WIRELESS TELECOMMUNICATION SERVICES ― 4.0%
American Tower Corp., Class A(1)	45,900	1,396,737
MetroPCS Communications, Inc.(1)	289,700	4,948,076
SBA Communications Corp., Class A(1)	165,074	3,846,224
		10,191,037
TOTAL COMMON STOCKS
(Cost $255,728,967)		253,148,753
TEMPORARY CASH INVESTMENTS — 0.5%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	10,020	10,020

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.875%, 2/28/11, valued at $1,224,912), in a joint trading account at 0.07%, dated 3/31/09, due 4/1/09 (Delivery value $1,200,002)		1,200,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,210,020)		1,210,020

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $256,938,987)		254,358,773
OTHER ASSETS AND LIABILITIES(2)		13,573
TOTAL NET ASSETS — 100.0%		$254,372,346

Geographic Diversification
(as a % of net assets)
United States	88.8%
Bermuda	2.2%
Australia	1.8%
Spain	1.4%
Canada	1.1%
People's Republic of China	1.1%
United Kingdom	0.8%
Other Countries	2.3%
Cash and Equivalents*	0.5%
* Includes temporary cash investments and other assets and liabilities.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
4,628,057	AUD for USD	4/30/09	$ 3,211,208	$ (5,307)
2,049,494	EUR for USD	4/30/09	2,722,765	(419)
87,164,000	JPY for USD	4/30/09	880,929	6,114
2,319,902	NOK for USD	4/30/09	344,754	4,267
			$ 7,159,656	$ 4,655
(Value on Settlement Date $7,164,311)

VP Capital Appreciation – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
NOK	-	Norwegian Krona
USD	-	United States Dollar

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

VP Capital Appreciation – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of March 31, 2009:
Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$ 243,267,425	-
Level 2 - Other Significant Observable Inputs	11,091,348	$ 4,655
Level 3 - Significant Unobservable Inputs	-	-
	$ 254,358,773	$ 4,655

* Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of March 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 262,391,565
Gross tax appreciation of investments	$ 21,211,184
Gross tax depreciation of investments	(29,243,976)
Net tax appreciation (depreciation) of investments	$ (8,032,792)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Income & Growth Fund

March 31, 2009

VP Income & Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.6%

AEROSPACE & DEFENSE ― 3.2%
Boeing Co.	31,119	$ 1,107,214
General Dynamics Corp.	20,453	850,640
Honeywell International, Inc.	7,047	196,329
Lockheed Martin Corp.	18,281	1,261,938
Northrop Grumman Corp.	69,412	3,029,140
Raytheon Co.	7,530	293,218
		6,738,479
AIR FREIGHT & LOGISTICS ― 0.2%
Expeditors International of Washington, Inc.	2,699	76,355
FedEx Corp.	5,250	233,572
United Parcel Service, Inc., Class B	1,930	94,995
		404,922
AUTO COMPONENTS ― 0.1%
Magna International, Inc., Class A	5,435	145,386

BEVERAGES ― 1.4%
Coca-Cola Co. (The)	14,400	632,880
Coca-Cola Enterprises, Inc.	63,605	838,950
Constellation Brands, Inc., Class A(1)	3,354	39,913
Molson Coors Brewing Co., Class B	28,545	978,522
Pepsi Bottling Group, Inc.	9,758	216,042
PepsiCo, Inc.	3,460	178,121
		2,884,428
BIOTECHNOLOGY ― 2.4%
Amgen, Inc.(1)	82,884	4,104,416
Cephalon, Inc.(1)	14,065	957,826
		5,062,242
CAPITAL MARKETS ― 2.1%
Bank of New York Mellon Corp. (The)	52,339	1,478,577
BlackRock, Inc.	2,136	277,765
Federated Investors, Inc., Class B	1,619	36,039
Goldman Sachs Group, Inc. (The)	3,129	331,737
Janus Capital Group, Inc.	24,205	160,963
Morgan Stanley	51,213	1,166,120
Northern Trust Corp.	13,903	831,677
T. Rowe Price Group, Inc.	7,150	206,349
		4,489,227
CHEMICALS ― 1.4%
CF Industries Holdings, Inc.	5,531	393,420
E.I. du Pont de Nemours & Co.	59,841	1,336,249
Terra Industries, Inc.	47,396	1,331,354
		3,061,023
COMMERCIAL BANKS ― 1.7%
Bank of Montreal	4,743	123,840
BB&T Corp.	8,313	140,656
Cullen/Frost Bankers, Inc.	2,922	137,159
International Bancshares Corp.	9,987	77,899
Regions Financial Corp.	3,935	16,763
Royal Bank of Canada	18,884	546,125

VP Income & Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

SunTrust Banks, Inc.	14,300	$ 167,882
U.S. Bancorp.	77,795	1,136,585
Wells Fargo & Co.	83,602	1,190,492
		3,537,401
COMMERCIAL SERVICES & SUPPLIES ― 0.2%
R.R. Donnelley & Sons Co.	67,174	492,385
Republic Services, Inc.	1,345	23,067
		515,452
COMMUNICATIONS EQUIPMENT ― 1.7%
Cisco Systems, Inc.(1)	142,330	2,386,874
Motorola, Inc.	168,925	714,553
QUALCOMM, Inc.	11,616	451,978
		3,553,405
COMPUTERS & PERIPHERALS ― 3.4%
Apple, Inc.(1)	16,480	1,732,378
EMC Corp.(1)	35,793	408,040
Hewlett-Packard Co.	87,911	2,818,427
Lexmark International, Inc., Class A(1)	50,314	848,797
Western Digital Corp.(1)	69,756	1,349,081
		7,156,723
CONSTRUCTION & ENGINEERING ― 1.2%
EMCOR Group, Inc.(1)	67,198	1,153,790
Fluor Corp.	42,280	1,460,774
		2,614,564
CONSUMER FINANCE ― 0.2%
Capital One Financial Corp.	26,230	321,055
Discover Financial Services	32,030	202,109
		523,164
DIVERSIFIED CONSUMER SERVICES ― 0.1%
Apollo Group, Inc., Class A(1)	2,795	218,932

DIVERSIFIED FINANCIAL SERVICES ― 2.7%
Bank of America Corp.	146,872	1,001,667
Citigroup, Inc.	114,072	288,602
CME Group, Inc.	2,867	706,400
JPMorgan Chase & Co.	125,907	3,346,608
NYSE Euronext	21,469	384,295
		5,727,572
DIVERSIFIED TELECOMMUNICATION SERVICES ― 5.1%
AT&T, Inc.	192,577	4,852,940
Embarq Corp.	4,589	173,694
Qwest Communications International, Inc.	208,061	711,569
Verizon Communications, Inc.	169,201	5,109,870
		10,848,073
ELECTRIC UTILITIES ― 2.7%
Duke Energy Corp.	6,214	88,985
Edison International	82,963	2,390,164
Entergy Corp.	3,860	262,827
Exelon Corp.	4,549	206,479
FPL Group, Inc.	47,402	2,404,703
Progress Energy, Inc.	11,775	426,962
		5,780,120

VP Income & Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

ELECTRICAL EQUIPMENT ― 0.4%
Emerson Electric Co.	27,036	$ 772,689

ELECTRONIC EQUIPMENT & INSTRUMENTS ― 0.3%
Celestica, Inc.(1)	165,925	590,693

ENERGY EQUIPMENT & SERVICES ― 0.3%
BJ Services Co.	14,702	146,285
National Oilwell Varco, Inc.(1)	5,803	166,604
Oil States International, Inc.(1)	5,599	75,138
Patterson-UTI Energy, Inc.	33,078	296,379
		684,406
FOOD & STAPLES RETAILING ― 3.0%
Kroger Co. (The)	41,523	881,118
Safeway, Inc.	39,288	793,225
SUPERVALU, INC.	47,303	675,487
Walgreen Co.	10,934	283,846
Wal-Mart Stores, Inc.	70,300	3,662,630
		6,296,306
FOOD PRODUCTS ― 3.2%
Archer-Daniels-Midland Co.	23,928	664,720
Bunge Ltd.	39,651	2,246,229
General Mills, Inc.	46,849	2,336,828
H.J. Heinz Co.	3,249	107,412
J.M. Smucker Co. (The)	15,676	584,245
Kellogg Co.	5,224	191,355
Kraft Foods, Inc., Class A	26,895	599,490
Tyson Foods, Inc., Class A	811	7,615
		6,737,894
HEALTH CARE EQUIPMENT & SUPPLIES ― 2.0%
Baxter International, Inc.	31,563	1,616,657
Becton, Dickinson & Co.	36,043	2,423,531
Boston Scientific Corp.(1)	39,668	315,361
		4,355,549
HEALTH CARE PROVIDERS & SERVICES ― 0.9%
AMERIGROUP Corp.(1)	25,286	696,376
Express Scripts, Inc.(1)	5,526	255,135
Humana, Inc.(1)	18,674	487,018
McKesson Corp.	4,800	168,192
WellPoint, Inc.(1)	6,385	242,439
		1,849,160
HOTELS, RESTAURANTS & LEISURE ― 1.9%
McDonald's Corp.	68,711	3,749,559
WMS Industries, Inc.(1)	9,005	188,295
		3,937,854
HOUSEHOLD DURABLES ― 0.6%
Harman International Industries, Inc.	9,814	132,783
NVR, Inc.(1)	2,633	1,126,266
		1,259,049
HOUSEHOLD PRODUCTS ― 3.8%
Clorox Co.	13,393	689,471
Colgate-Palmolive Co.	4,049	238,810
Kimberly-Clark Corp.	67,343	3,105,186

VP Income & Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Procter & Gamble Co. (The)	86,797	$ 4,087,271
		8,120,738
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.3%
NRG Energy, Inc.(1)	10,013	176,229
Reliant Energy, Inc.(1)	132,913	423,992
		600,221
INDUSTRIAL CONGLOMERATES ― 1.5%
3M Co.	8,329	414,118
General Electric Co.	274,829	2,778,521
		3,192,639
INSURANCE ― 3.0%
ACE Ltd.	50,615	2,044,846
American Financial Group, Inc.	28,232	453,124
Arch Capital Group Ltd.(1)	3,475	187,163
Aspen Insurance Holdings Ltd.	79,962	1,795,947
Axis Capital Holdings Ltd.	19,933	449,290
Endurance Specialty Holdings Ltd.	1,963	48,957
Principal Financial Group, Inc.	106,502	871,186
Prudential Financial, Inc.	8,600	163,572
Travelers Cos., Inc. (The)	11,546	469,229
		6,483,314
INTERNET & CATALOG RETAIL ― 0.1%
Netflix, Inc.(1)	6,531	280,311

INTERNET SOFTWARE & SERVICES ― 0.9%
Google, Inc., Class A(1)	4,365	1,519,282
Yahoo!, Inc.(1)	26,770	342,924
		1,862,206
IT SERVICES ― 5.3%
Accenture Ltd., Class A	78,073	2,146,227
Broadridge Financial Solutions, Inc.	5,723	106,505
Computer Sciences Corp.(1)	73,460	2,706,266
International Business Machines Corp.	59,956	5,809,137
MasterCard, Inc., Class A	2,673	447,674
		11,215,809
LEISURE EQUIPMENT & PRODUCTS ― 1.2%
Hasbro, Inc.	105,557	2,646,314

MACHINERY ― 0.5%
Caterpillar, Inc.	6,168	172,457
Dover Corp.	14,797	390,345
Parker-Hannifin Corp.	15,080	512,419
		1,075,221
MEDIA ― 2.0%
CBS Corp., Class B	133,763	513,650
Comcast Corp., Class A	101,254	1,381,104
Walt Disney Co. (The)	124,999	2,269,982
		4,164,736
METALS & MINING ― 1.3%
Freeport-McMoRan Copper & Gold, Inc.	20,417	778,092
Newmont Mining Corp.	4,800	214,848
Nucor Corp.	19,277	735,803
Southern Copper Corp.	42,793	745,454

VP Income & Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

United States Steel Corp.	9,773	$ 206,504
		2,680,701
MULTI-INDUSTRY ― 0.1%
Financial Select Sector SPDR Fund	25,163	221,686

MULTILINE RETAIL ― 0.8%
Dollar Tree, Inc.(1)	3,433	152,940
Family Dollar Stores, Inc.	35,766	1,193,512
Macy's, Inc.	40,580	361,162
		1,707,614
MULTI-UTILITIES ― 0.5%
CenterPoint Energy, Inc.	17,089	178,238
PG&E Corp.	7,405	283,019
Public Service Enterprise Group, Inc.	17,567	517,700
		978,957
OFFICE ELECTRONICS ― 0.2%
Xerox Corp.	115,157	523,964

OIL, GAS & CONSUMABLE FUELS ― 14.7%
Apache Corp.	9,114	584,116
Chevron Corp.	103,587	6,965,190
ConocoPhillips	102,026	3,995,338
Exxon Mobil Corp.	195,674	13,325,400
Hess Corp.	9,666	523,897
Murphy Oil Corp.	6,362	284,827
Occidental Petroleum Corp.	65,059	3,620,533
Sunoco, Inc.	6,855	181,520
Valero Energy Corp.	82,895	1,483,821
W&T Offshore, Inc.	52,356	321,989
		31,286,631
PHARMACEUTICALS ― 8.9%
Bristol-Myers Squibb Co.	125,148	2,743,244
Eli Lilly & Co.	107,742	3,599,660
Johnson & Johnson	123,292	6,485,159
King Pharmaceuticals, Inc.(1)	112,911	798,281
Pfizer, Inc.	380,914	5,188,049
Wyeth	2,675	115,132
		18,929,525
PROFESSIONAL SERVICES ― 0.1%
Monster Worldwide, Inc.(1)	35,992	293,335

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.9%
Equity Residential	3,210	58,904
Hospitality Properties Trust	53,240	638,880
Host Hotels & Resorts, Inc.	52,222	204,710
HRPT Properties Trust	26,061	83,135
Public Storage	2,174	120,114
Simon Property Group, Inc.	19,149	663,321
Vornado Realty Trust	1,918	63,754
		1,832,818
ROAD & RAIL ― 0.7%
CSX Corp.	21,093	545,254
Norfolk Southern Corp.	18,674	630,248

VP Income & Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Union Pacific Corp.	10,012	$ 411,593
		1,587,095
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.7%
Amkor Technology, Inc.(1)	171,381	459,301
Analog Devices, Inc.	4,750	91,532
Applied Materials, Inc.	21,336	229,362
Broadcom Corp., Class A(1)	18,871	377,043
Intel Corp.	176,314	2,653,526
Linear Technology Corp.	4,131	94,930
LSI Corp.(1)	255,132	775,601
Maxim Integrated Products, Inc.	7,171	94,729
Microchip Technology, Inc.	9,682	205,162
Xilinx, Inc.	40,502	776,018
		5,757,204
SOFTWARE ― 2.8%
Microsoft Corp.	234,801	4,313,294
Oracle Corp.(1)	69,196	1,250,372
Sybase, Inc.(1)	7,159	216,846
Symantec Corp.(1)	15,925	237,920
		6,018,432
SPECIALTY RETAIL ― 2.1%
AutoNation, Inc.(1)	25,525	354,287
Gap, Inc. (The)	191,666	2,489,741
Home Depot, Inc. (The)	9,317	219,509
RadioShack Corp.	79,712	683,132
Rent-A-Center, Inc.(1)	27,079	524,520
Tractor Supply Co.(1)	4,235	152,714
		4,423,903
TEXTILES, APPAREL & LUXURY GOODS ― 0.5%
Jones Apparel Group, Inc.	105,154	443,750
Polo Ralph Lauren Corp.	9,037	381,813
VF Corp.	2,488	142,090
		967,653
THRIFTS & MORTGAGE FINANCE ― 0.1%
New York Community Bancorp., Inc.	20,753	231,811

TOBACCO ― 2.2%
Altria Group, Inc.	118,549	1,899,155
Lorillard, Inc.	14,828	915,481
Philip Morris International, Inc.	12,881	458,306
Reynolds American, Inc.	41,412	1,484,206
		4,757,148
TOTAL COMMON STOCKS
(Cost $268,989,947)		211,584,699
TEMPORARY CASH INVESTMENTS — 0.4%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	59,180	59,180

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.875%, 2/28/11, valued at $816,608), in a joint trading account at 0.07%, dated 3/31/09, due 4/1/09 (Delivery value $800,002)		800,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $859,180)		859,180

VP Income & Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Value

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $269,849,127)	$212,443,879
OTHER ASSETS AND LIABILITIES(2)	26,910
TOTAL NET ASSETS — 100.0%	$212,470,789

Notes to Schedule of Investments
SPDR	-	Standard & Poor's Depositary Receipts

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

VP Income & Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of March 31, 2009:
Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$211,643,879
Level 2 - Other Significant Observable Inputs	800,000
Level 3 - Significant Unobservable Inputs	-
$212,443,879

3. Federal Tax Information

As of March 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 277,857,306
Gross tax appreciation of investments	$ 16,098,355
Gross tax depreciation of investments	(81,511,782)
Net tax appreciation (depreciation) of investments	$(65,413,427)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund ’ s portfolio holdings as of the d ate on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund ’ s most recent annual or semiannual shareholder repor t .

American Century Investments®

Quarterly Portfolio Holdings

VP International Fund

March 31, 2009

VP International – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS & RIGHTS — 99.2%
AUSTRALIA ― 4.3%
BHP Billiton Ltd.	272,369	$ 6,070,778
Commonwealth Bank of Australia	114,100	2,763,830
CSL Ltd.	232,113	5,251,970
Origin Energy Ltd.	79,050	817,688
Rio Tinto Ltd.	29,810	1,169,652
		16,073,918
BELGIUM ― 3.3%
Anheuser-Busch InBev NV	163,649	4,518,901
SES SA Fiduciary Depositary Receipt	412,547	7,872,292
		12,391,193
BRAZIL ― 2.6%
Cia Vale do Rio Doce Preference Shares	420,000	4,854,057
Petroleo Brasileiro SA-Petrobras ADR	40,740	1,241,348
Redecard SA	307,100	3,721,341
		9,816,746
CANADA ― 2.0%
Canadian National Railway Co.	73,530	2,636,069
Research In Motion Ltd.(1)	69,770	3,004,994
Shoppers Drug Mart Corp.	11,850	407,344
Tim Hortons, Inc.	51,730	1,312,390
		7,360,797
CZECH REPUBLIC ― 0.4%
CEZ AS	40,720	1,452,972

DENMARK ― 1.6%
Novo Nordisk A/S B Shares	114,504	5,492,137
Vestas Wind Systems A/S(1)	16,380	723,369
		6,215,506
FINLAND ― 0.7%
Fortum Oyj	75,660	1,440,164
Nokia Oyj	85,150	996,870
		2,437,034
FRANCE ― 7.7%
Air Liquide SA	62,990	5,117,400
ALSTOM SA	55,590	2,877,977
AXA SA	41,144	499,580
BNP Paribas	57,550	2,372,014
Cie Generale des Etablissements Michelin, Class B	40,410	1,496,178
Cie Generale d'Optique Essilor International SA	29,160	1,127,564
GDF Suez	56,820	1,953,598
Groupe Danone	27,850	1,359,443
Legrand SA	55,260	961,400
Publicis Groupe	58,870	1,507,283
Total SA	149,610	7,420,037
Ubisoft Entertainment SA(1)	73,358	1,342,092
Vivendi	44,630	1,179,242
		29,213,808

VP International – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

GERMANY ― 6.9%
adidas AG	1,180	$ 39,358
Allianz SE	68,610	5,779,928
Bayer AG	50,150	2,402,504
Deutsche Boerse AG	23,260	1,405,264
Deutsche Telekom AG	123,446	1,535,710
Fresenius Medical Care AG & Co. KGaA	137,913	5,362,476
K+S AG	8,624	401,052
Muenchener Rueckversicherungs-Gesellschaft AG	57,830	7,063,491
SAP AG	63,070	2,239,772
		26,229,555
GREECE ― 1.1%
National Bank of Greece SA	273,891	4,166,664

HONG KONG ― 2.1%
China Mobile Ltd.	187,000	1,627,890
Hang Seng Bank Ltd.	101,500	1,031,812
Li & Fung Ltd.	744,000	1,747,583
Link Real Estate Investment Trust (The)	1,762,500	3,480,461
		7,887,746
INDIA ― 0.4%
Bharti Airtel Ltd.(1)	76,660	951,697
Housing Development Finance Corp. Ltd.	12,494	350,828
		1,302,525
IRELAND ― 2.1%
CRH plc	73,980	1,591,222
CRH plc Rights(1)	13,282	289,402
Experian plc	504,580	3,160,984
Ryanair Holdings plc ADR(1)	117,802	2,722,404
		7,764,012
ISRAEL ― 1.3%
Teva Pharmaceutical Industries Ltd. ADR	110,690	4,986,584

ITALY ― 3.8%
ENI SpA	366,600	7,058,315
Saipem SpA	327,529	5,843,474
Snam Rete Gas SpA	259,720	1,394,116
		14,295,905
JAPAN ― 13.8%
Benesse Corp.	68,900	2,535,023
Central Japan Railway Co.	170	955,892
FamilyMart Co. Ltd.	99,300	3,028,850
FAST RETAILING CO. LTD.	21,300	2,436,906
Honda Motor Co. Ltd.	158,100	3,782,803
HOYA Corp.	66,300	1,312,402
iShares MSCI Japan Index Fund	613,430	4,852,231
Japan Steel Works Ltd. (The)	261,000	2,458,252
Kurita Water Industries Ltd.	64,700	1,244,843
Mitsubishi Corp.	124,200	1,652,527
Mitsubishi Estate Co. Ltd.	198,000	2,260,174
Mitsubishi UFJ Financial Group, Inc.	645,700	3,172,108
Murata Manufacturing Co. Ltd.	64,400	2,489,836
Nintendo Co. Ltd.	12,300	3,608,020

VP International – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Nitori Co. Ltd.	17,200	$ 960,769
Rakuten, Inc.	6,410	3,064,989
SOFTBANK CORP.	148,800	1,900,436
Sony Financial Holdings, Inc.	1,195	3,199,932
Terumo Corp.	69,000	2,564,298
Tokyo Gas Co. Ltd.	866,000	3,024,493
Unicharm Corp.	30,900	1,882,734
		52,387,518
LUXEMBOURG ― 0.1%
Millicom International Cellular SA	14,130	523,375

MEXICO (2)
Cemex SAB de CV ADR(1)	6,550	40,937

MULTI-NATIONAL ― 0.3%
iShares MSCI Emerging Markets Index Fund	44,660	1,108,015

NETHERLANDS ― 4.2%
ASML Holding NV	44,770	792,490
ING Groep NV CVA	14,254	79,616
Koninklijke Ahold NV	669,820	7,333,134
Koninklijke KPN NV	442,320	5,915,276
Randstad Holding NV	103,830	1,762,379
		15,882,895
PEOPLE'S REPUBLIC OF CHINA ― 1.4%
Baidu, Inc. ADR(1)	4,420	780,572
China Merchants Bank Co. Ltd. H Shares	1,959,000	3,424,046
iShares FTSE/Xinhua China 25 Index Fund	13,540	386,161
Tencent Holdings Ltd.	106,200	789,083
		5,379,862
SINGAPORE ― 0.7%
United Overseas Bank Ltd.	437,000	2,795,503

SOUTH KOREA ― 2.0%
Hyundai Motor Co.	53,680	2,170,855
POSCO	2,370	629,670
Samsung Electronics Co. Ltd.	11,700	4,832,232
		7,632,757
SPAIN ― 3.7%
Banco Santander SA	601,625	4,136,572
Inditex SA	20,350	791,529
Indra Sistemas SA	168,880	3,255,655
Telefonica SA	296,350	5,918,707
		14,102,463
SWEDEN ― 0.2%
H & M Hennes & Mauritz AB B Shares	20,140	755,964

SWITZERLAND ― 10.4%
ABB Ltd.(1)	176,940	2,468,751
Actelion Ltd.(1)	58,780	2,684,037
Credit Suisse Group AG	39,970	1,212,331
Julius Baer Holding AG	134,930	3,310,102
Lonza Group AG(1)	25,930	2,563,503
Nestle SA	249,730	8,453,232
Novartis AG	124,380	4,694,574

VP International – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Roche Holding AG	44,756	$ 6,144,752
SGS SA	1,580	1,658,348
Syngenta AG	31,500	6,332,655
		39,522,285
TAIWAN (REPUBLIC OF CHINA) ― 0.9%
AU Optronics Corp. ADR	248,290	2,083,153
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	125,980	1,127,521
		3,210,674
UNITED KINGDOM ― 21.1%
Admiral Group plc	228,814	2,790,240
AMEC plc	119,240	906,770
AstraZeneca plc	167,480	5,940,637
Autonomy Corp. plc(1)	137,570	2,577,608
BAE Systems plc	394,840	1,894,501
BG Group plc	492,230	7,460,826
British American Tobacco plc	87,013	2,014,795
British Sky Broadcasting Group plc	585,990	3,637,382
Cadbury plc	150,770	1,138,694
Capita Group plc (The)	434,171	4,220,462
Carnival plc	188,540	4,271,343
Cobham plc	644,028	1,587,152
Compass Group plc	803,710	3,672,531
GlaxoSmithKline plc	297,738	4,635,960
HSBC Holdings plc	764,146	4,268,719
Kingfisher plc	850,990	1,823,646
Next plc	77,070	1,453,429
Reckitt Benckiser Group plc	134,467	5,060,668
Reed Elsevier plc	504,850	3,622,675
Scottish and Southern Energy plc	343,770	5,459,683
Tesco plc	1,094,111	5,236,389
TUI Travel plc	414,310	1,360,927
Vodafone Group plc	2,842,850	4,966,468
		80,001,505
UNITED STATES ― 0.1%
Apple, Inc.(1)	3,506	368,551

TOTAL COMMON STOCKS & RIGHTS
(Cost $423,417,511)		375,307,269

TEMPORARY CASH INVESTMENTS — 0.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	18,050	18,050

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.875%, 2/28/11, valued at $408,304), in a joint trading account at 0.07%, dated 3/31/09, due 4/01/09 (Delivery value $400,001)		400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $418,050)		418,050

TOTAL INVESTMENT SECURITIES — 99.3%
(Cost $423,835,561)		375,725,319
OTHER ASSETS AND LIABILITIES — 0.7%		2,708,233
TOTAL NET ASSETS — 100.0%		$378,433,552

VP International – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Financials	16.7%
Health Care	14.2%
Consumer Discretionary	13.6%
Consumer Staples	10.7%
Industrials	8.8%
Information Technology	8.3%
Energy	8.1%
Materials	7.0%
Telecommunication Services	6.2%
Utilities	3.9%
Diversified	1.7%
Other Assets and Liabilities*	0.8%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

VP International – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of March 31, 2009:
Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 24,556,287
Level 2 - Other Significant Observable Inputs	351,169,032
Level 3 - Significant Unobservable Inputs	-
$ 375,725,319

3. Federal Tax Information

As of March 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 437,167,189
Gross tax appreciation of investments	$ 26,988,333
Gross tax depreciation of investments	(88,430,203)
Net tax appreciation (depreciation) of investments	$ (61,441,870)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund ’ s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund ’ s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Large Company Value Fund

March 31, 2009

VP Large Company Value – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

Shares	Value

COMMON STOCKS — 94.0%

AEROSPACE & DEFENSE ― 1.3%
Northrop Grumman Corp.	1,330	$ 58,041

BEVERAGES ― 2.8%
Coca-Cola Co. (The)	1,880	82,626
Pepsi Bottling Group, Inc.	2,030	44,944
		127,570
BIOTECHNOLOGY ― 1.3%
Amgen, Inc.(1)	1,250	61,900

CAPITAL MARKETS ― 3.7%
Ameriprise Financial, Inc.	800	16,392
Bank of New York Mellon Corp. (The)	2,060	58,195
Goldman Sachs Group, Inc. (The)	530	56,191
Legg Mason, Inc.	470	7,473
Morgan Stanley	1,490	33,927
		172,178
CHEMICALS ― 1.9%
E.I. du Pont de Nemours & Co.(2)	2,170	48,456
PPG Industries, Inc.	1,080	39,852
		88,308
COMMERCIAL BANKS ― 2.8%
PNC Financial Services Group, Inc.	600	17,574
U.S. Bancorp.	2,220	32,434
Wells Fargo & Co.	5,440	77,466
		127,474
COMMERCIAL SERVICES & SUPPLIES ― 1.7%
Avery Dennison Corp.	640	14,298
Pitney Bowes, Inc.	890	20,781
R.R. Donnelley & Sons Co.	1,900	13,927
Waste Management, Inc.	1,050	26,880
		75,886
COMMUNICATIONS EQUIPMENT ― 0.7%
Cisco Systems, Inc.(1)	1,950	32,702

COMPUTERS & PERIPHERALS ― 1.0%
Hewlett-Packard Co.	1,480	47,449

DIVERSIFIED CONSUMER SERVICES ― 0.7%
H&R Block, Inc.	1,750	31,833

DIVERSIFIED FINANCIAL SERVICES ― 5.0%
Bank of America Corp.(2)	10,740	73,247
JPMorgan Chase & Co.	5,920	157,353
		230,600
DIVERSIFIED TELECOMMUNICATION SERVICES ― 7.0%
AT&T, Inc.	7,620	192,024
Embarq Corp.	490	18,547
Verizon Communications, Inc.	3,650	110,230
		320,801

VP Large Company Value – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

Shares	Value

ELECTRIC UTILITIES ― 3.0%
Exelon Corp.(2)	1,640	$ 74,440
PPL Corp.	2,160	62,013
		136,453
ENERGY EQUIPMENT & SERVICES ― 0.6%
National Oilwell Varco, Inc.(1)	930	26,700

FOOD & STAPLES RETAILING ― 3.4%
Kroger Co. (The)	1,790	37,984
Walgreen Co.	1,780	46,209
Wal-Mart Stores, Inc.	1,340	69,814
		154,007
FOOD PRODUCTS ― 0.9%
Unilever NV New York Shares	2,010	39,396

HEALTH CARE EQUIPMENT & SUPPLIES ― 0.8%
Medtronic, Inc.	1,320	38,900

HEALTH CARE PROVIDERS & SERVICES ― 0.5%
Quest Diagnostics, Inc.	480	22,790

HOTELS, RESTAURANTS & LEISURE ― 0.6%
Darden Restaurants, Inc.	390	13,361
Starbucks Corp.(1)	1,260	13,999
		27,360
HOUSEHOLD DURABLES ― 0.5%
Newell Rubbermaid, Inc.	3,420	21,820

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.5%
NRG Energy, Inc.(1)	1,350	23,760

INDUSTRIAL CONGLOMERATES ― 3.7%
General Electric Co.	14,780	149,426
Tyco International Ltd.	940	18,386
		167,812
INSURANCE ― 3.1%
Allstate Corp. (The)	2,320	44,428
Loews Corp.	860	19,006
Torchmark Corp.	850	22,296
Travelers Cos., Inc. (The)	1,410	57,302
		143,032
IT SERVICES ― 1.6%
Fiserv, Inc.(1)	630	22,970
International Business Machines Corp.(2)	520	50,383
		73,353
MACHINERY ― 2.4%
Caterpillar, Inc.	1,070	29,917
Dover Corp.	1,200	31,656
Ingersoll-Rand Co. Ltd., Class A	1,760	24,288
Parker-Hannifin Corp.	780	26,505
		112,366
MEDIA ― 3.3%
CBS Corp., Class B	4,100	15,744
Comcast Corp., Class A	2,200	30,008

VP Large Company Value – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

Shares	Value

Time Warner Cable, Inc.	661	$ 16,399
Time Warner, Inc.	2,633	50,823
Viacom, Inc., Class B(1)	2,350	40,843
		153,817
METALS & MINING ― 0.5%
Nucor Corp.	590	22,520

MULTILINE RETAIL ― 0.7%
Kohl's Corp.(1)	810	34,279

OFFICE ELECTRONICS ― 0.2%
Xerox Corp.	2,330	10,602

OIL, GAS & CONSUMABLE FUELS ― 16.7%
Apache Corp.	530	33,968
Chevron Corp.	3,090	207,772
ConocoPhillips	3,280	128,445
Devon Energy Corp.	450	20,110
Exxon Mobil Corp.	3,680	250,608
Occidental Petroleum Corp.	210	11,686
Royal Dutch Shell plc ADR	2,560	113,408
		765,997
PAPER & FOREST PRODUCTS ― 0.7%
International Paper Co.	880	6,195
Weyerhaeuser Co.	930	25,640
		31,835
PHARMACEUTICALS ― 12.0%
Abbott Laboratories	860	41,022
Eli Lilly & Co.	1,750	58,468
Johnson & Johnson	2,670	140,442
Merck & Co., Inc.	2,710	72,492
Pfizer, Inc.	10,830	147,505
Wyeth	2,160	92,966
		552,895
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.5%
Host Hotels & Resorts, Inc.	2,550	9,996
Simon Property Group, Inc.	430	14,895
		24,891
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 0.9%
Applied Materials, Inc.	1,710	18,382
Intel Corp.	1,480	22,274
		40,656
SOFTWARE ― 1.8%
Microsoft Corp.	2,460	45,190
Oracle Corp.(1)	2,040	36,863
		82,053
SPECIALTY RETAIL ― 3.1%
Best Buy Co., Inc.	950	36,062
Gap, Inc. (The)	1,820	23,642
Home Depot, Inc. (The)	1,960	46,177
Staples, Inc.	1,910	34,590
		140,471

VP Large Company Value – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

Shares	Value

TEXTILES, APPAREL & LUXURY GOODS ― 0.7%
VF Corp.	590	$ 33,695

TOBACCO ― 1.4%
Altria Group, Inc.	1,920	30,758
Lorillard, Inc.	520	32,105
		62,863
TOTAL COMMON STOCKS
(Cost $6,449,051)		4,319,065
CONVERTIBLE PREFERRED STOCKS — 0.1%

CAPITAL MARKETS ― 0.1%
Legg Mason, Inc., 7.00%, 6/30/11

(Cost $5,281)	280	5,096
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 4.4%

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.875%, 2/28/11, valued at $204,152), in a joint trading account at 0.07%, dated 3/31/09, due 4/1/09 (Delivery value $200,000) (Cost $200,000)		200,000
TEMPORARY CASH INVESTMENTS — 1.1%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $50,008)	50,008	50,008

TOTAL INVESTMENT SECURITIES — 99.6%
(Cost $6,704,340)		4,574,169
OTHER ASSETS AND LIABILITIES — 0.4%		18,391
TOTAL NET ASSETS — 100.0%		$4,592,560

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
5	S&P 500 E-Mini Futures	June 2009	$198,700	$26,223

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $199,000.

VP Large Company Value – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of March 31, 2009:
Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$ 4,369,073	$ 26,223
Level 2 - Other Significant Observable Inputs	205,096	-
Level 3 - Significant Unobservable Inputs	-	-
	$ 4,574,169	$ 26,223

* Includes futures contracts.

3. Federal Tax Information

As of March 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 6,798,020
Gross tax appreciation of investments	$ 99,204
Gross tax depreciation of investments	(2,323,055)
Net tax appreciation (depreciation) of investments	$ (2,223,851)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund ’ s most rec e nt annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Mid Cap Value Fund

March 31, 2009

VP Mid Cap Value – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.4%

AEROSPACE & DEFENSE ― 0.7%
Northrop Grumman Corp.	35,883	$ 1,565,934

AIRLINES ― 1.0%
Southwest Airlines Co.	371,823	2,353,640

AUTOMOBILES ― 0.1%
Bayerische Motoren Werke AG	8,461	245,512

BEVERAGES ― 1.6%
Coca-Cola Enterprises, Inc.	176,233	2,324,513
Pepsi Bottling Group, Inc.	68,951	1,526,575
		3,851,088
CAPITAL MARKETS ― 2.8%
AllianceBernstein Holding LP	141,609	2,084,484
Ameriprise Financial, Inc.	139,881	2,866,162
Legg Mason, Inc.	108,969	1,732,607
		6,683,253
CHEMICALS ― 2.1%
Air Products & Chemicals, Inc.	3,010	169,313
Ecolab, Inc.	12,570	436,556
International Flavors & Fragrances, Inc.	92,569	2,819,652
Minerals Technologies, Inc.	49,486	1,586,026
		5,011,547
COMMERCIAL BANKS ― 2.0%
Associated Banc-Corp.	92,819	1,433,126
BancorpSouth, Inc.	23,063	480,633
Commerce Bancshares, Inc.	55,381	2,010,330
Synovus Financial Corp.	271,780	883,285
		4,807,374
COMMERCIAL SERVICES & SUPPLIES ― 3.7%
Pitney Bowes, Inc.	20,345	475,056
Republic Services, Inc.	209,109	3,586,219
Waste Management, Inc.	185,585	4,750,976
		8,812,251
COMMUNICATIONS EQUIPMENT ― 0.8%
Emulex Corp.(1)	396,180	1,992,785

COMPUTERS & PERIPHERALS ― 0.9%
Diebold, Inc.	96,229	2,054,489

CONTAINERS & PACKAGING ― 1.3%
Bemis Co., Inc.	149,525	3,135,539

DISTRIBUTORS ― 1.5%
Genuine Parts Co.	117,503	3,508,640

DIVERSIFIED ― 2.8%
iShares Russell Midcap Value Index Fund	280,060	6,671,029

DIVERSIFIED FINANCIAL SERVICES ― 0.7%
McGraw-Hill Cos., Inc. (The)	74,410	1,701,757

DIVERSIFIED TELECOMMUNICATION SERVICES ― 2.0%
BCE, Inc.	94,744	1,887,666

VP Mid Cap Value – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

CenturyTel, Inc.	26,700	$ 750,804
Embarq Corp.	54,190	2,051,091
		4,689,561
ELECTRIC UTILITIES ― 5.9%
IDACORP, Inc.	235,985	5,512,610
Northeast Utilities	41,247	890,523
Portland General Electric Co.	198,399	3,489,838
Westar Energy, Inc.	234,109	4,103,931
		13,996,902
ELECTRICAL EQUIPMENT ― 1.1%
Emerson Electric Co.	7,830	223,781
Hubbell, Inc., Class B	86,529	2,332,822
		2,556,603
ELECTRONIC EQUIPMENT & INSTRUMENTS ― 3.0%
AVX Corp.	236,895	2,151,007
Littelfuse, Inc.(1)	113,563	1,248,057
Molex, Inc.	278,771	3,830,314
		7,229,378
ENERGY EQUIPMENT & SERVICES ― 1.0%
Cameron International Corp.(1)	113,300	2,484,669

FOOD & STAPLES RETAILING ― 1.0%
Costco Wholesale Corp.	51,460	2,383,627

FOOD PRODUCTS ― 7.5%
Campbell Soup Co.	130,331	3,565,856
ConAgra Foods, Inc.	286,428	4,832,040
General Mills, Inc.	27,310	1,362,223
H.J. Heinz Co.	130,330	4,308,710
Hershey Co. (The)	27,001	938,285
Hormel Foods Corp.	30,780	976,034
Kellogg Co.	45,384	1,662,416
		17,645,564
GAS UTILITIES ― 4.3%
AGL Resources, Inc.	98,181	2,604,742
Southwest Gas Corp.	133,705	2,817,164
WGL Holdings, Inc.	143,571	4,709,129
		10,131,035
HEALTH CARE EQUIPMENT & SUPPLIES ― 5.6%
Beckman Coulter, Inc.	93,334	4,760,967
Boston Scientific Corp.(1)	99,361	789,920
Hospira, Inc.(1)	51,190	1,579,723
Symmetry Medical, Inc.(1)	320,622	2,023,125
Zimmer Holdings, Inc.(1)	109,479	3,995,984
		13,149,719
HEALTH CARE PROVIDERS & SERVICES ― 2.0%
LifePoint Hospitals, Inc.(1)	74,313	1,550,169
Patterson Cos., Inc.(1)	86,170	1,625,166
Universal Health Services, Inc., Class B	43,338	1,661,579
		4,836,914
HEALTH CARE TECHNOLOGY ― 0.5%
IMS Health, Inc.	102,019	1,272,177

VP Mid Cap Value – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

HOTELS, RESTAURANTS & LEISURE ― 2.7%
International Speedway Corp., Class A	159,924	$ 3,527,923
Speedway Motorsports, Inc.	237,208	2,803,799
		6,331,722
HOUSEHOLD DURABLES ― 0.9%
Fortune Brands, Inc.	58,470	1,435,439
Whirlpool Corp.	20,431	604,553
		2,039,992
HOUSEHOLD PRODUCTS ― 4.0%
Clorox Co.	26,316	1,354,748
Kimberly-Clark Corp.	174,527	8,047,440
		9,402,188
INSURANCE ― 10.0%
ACE Ltd.	84,260	3,404,104
Aon Corp.	133,340	5,442,939
Arthur J. Gallagher & Co.	94,715	1,610,155
Chubb Corp.	97,998	4,147,275
HCC Insurance Holdings, Inc.	52,216	1,315,321
Marsh & McLennan Cos., Inc.	376,888	7,631,982
		23,551,776
LEISURE EQUIPMENT & PRODUCTS ― 1.5%
Mattel, Inc.	311,210	3,588,251

LIFE SCIENCES TOOLS & SERVICES ― 0.2%
Bio-Rad Laboratories, Inc., Class A(1)	6,640	437,576

MACHINERY ― 2.3%
Altra Holdings, Inc.(1)	457,870	1,776,536
Dover Corp.	52,153	1,375,796
Kaydon Corp.	80,047	2,187,684
		5,340,016
METALS & MINING ― 1.5%
Newmont Mining Corp.	79,091	3,540,113

MULTI-UTILITIES ― 5.1%
Ameren Corp.	77,873	1,805,875
Wisconsin Energy Corp.	158,838	6,539,360
Xcel Energy, Inc.	194,155	3,617,108
		11,962,343
OIL, GAS & CONSUMABLE FUELS ― 4.2%
Apache Corp.	35,838	2,296,857
EOG Resources, Inc.	17,210	942,420
EQT Corp.	156,244	4,895,124
Noble Energy, Inc.	33,520	1,806,058
		9,940,459
PAPER & FOREST PRODUCTS ― 1.0%
MeadWestvaco Corp.	74,942	898,554
Weyerhaeuser Co.	50,631	1,395,897
		2,294,451
PERSONAL PRODUCTS ― 0.9%
Estee Lauder Cos., Inc. (The), Class A	60,310	1,486,641
Mead Johnson Nutrition Co., Class A(1)	21,726	627,230
		2,113,871

VP Mid Cap Value – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 2.1%
Boston Properties, Inc.	30,789	$ 1,078,539
Host Hotels & Resorts, Inc.	248,548	974,308
Public Storage	32,117	1,774,464
Rayonier, Inc.	40,821	1,233,611
		5,060,922
ROAD & RAIL ― 0.3%
Union Pacific Corp.	18,830	774,101

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.3%
Applied Materials, Inc.	188,430	2,025,623
KLA-Tencor Corp.	92,320	1,846,400
Teradyne, Inc.(1)	357,366	1,565,263
		5,437,286
SOFTWARE ― 0.7%
Synopsys, Inc.(1)	76,005	1,575,584

SPECIALTY RETAIL ― 0.7%
Lowe's Cos., Inc.	86,250	1,574,063

THRIFTS & MORTGAGE FINANCE ― 2.1%
People's United Financial, Inc.	155,917	2,801,828
Washington Federal, Inc.	166,186	2,208,612
		5,010,440
TOTAL COMMON STOCKS
(Cost $263,376,490)		232,746,141
TEMPORARY CASH INVESTMENTS — 1.4%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	60,826	60,826

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.875%, 2/28/11, valued at $3,266,433), in a joint trading account at 0.07%, dated 3/31/09, due 4/1/09 (Delivery value $3,200,006)		3,200,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $3,260,826)		3,260,826

TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $266,637,316)		236,006,967
OTHER ASSETS AND LIABILITIES — 0.2%		449,174
TOTAL NET ASSETS — 100.0%		$236,456,141

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
1,898,670	CAD for USD	4/30/09	$1,505,925	$27,110
124,620	EUR for USD	4/30/09	165,558	288
			$1,671,483	$27,398
(Value on Settlement Date $1,698,881)

VP Mid Cap Value – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

VP Mid Cap Value – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of March 31, 2009:
Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$230,673,789	-
Level 2 - Other Significant Observable Inputs	5,333,178	$27,398
Level 3 - Significant Unobservable Inputs	-	-
	$236,006,967	$27,398

* Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of March 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 308,612,053
Gross tax appreciation of investments	-
Gross tax depreciation of investments	$ (72,605,086)
Net tax appreciation (depreciation) of investments	$ (72,605,086)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Ultra® Fund

March 31, 2009

VP Ultra – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 100.6%

AEROSPACE & DEFENSE ― 2.5%
General Dynamics Corp.	72,970	$ 3,034,822
Lockheed Martin Corp.	43,280	2,987,619
		6,022,441
BEVERAGES ― 3.1%
Coca-Cola Co. (The)	101,750	4,471,913
PepsiCo, Inc.	55,990	2,882,365
		7,354,278
BIOTECHNOLOGY ― 4.0%
Amgen, Inc.(1)	17,250	854,220
Celgene Corp.(1)	44,840	1,990,896
Genzyme Corp.(1)	50,280	2,986,129
Gilead Sciences, Inc.(1)	78,070	3,616,203
		9,447,448
CAPITAL MARKETS ― 2.6%
BlackRock, Inc.	9,380	1,219,775
Charles Schwab Corp. (The)	171,960	2,665,380
Goldman Sachs Group, Inc. (The)	21,628	2,293,001
		6,178,156
CHEMICALS ― 2.4%
Air Products & Chemicals, Inc.	16,200	911,250
Monsanto Co.	57,720	4,796,532
		5,707,782
COMMUNICATIONS EQUIPMENT ― 5.1%
Cisco Systems, Inc.(1)	377,034	6,322,860
QUALCOMM, Inc.	146,830	5,713,155
		12,036,015
COMPUTERS & PERIPHERALS ― 6.0%
Apple, Inc.(1)	61,350	6,449,112
EMC Corp.(1)	229,320	2,614,248
Hewlett-Packard Co.	163,110	5,229,307
		14,292,667
CONSTRUCTION & ENGINEERING ― 0.5%
Fluor Corp.	35,250	1,217,887

DIVERSIFIED FINANCIAL SERVICES ― 0.7%
JPMorgan Chase & Co.	67,470	1,793,353

DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.2%
Telefonica SA	30,020	599,560

ELECTRIC UTILITIES ― 1.3%
Progress Energy, Inc.	42,320	1,534,523
Southern Co.	48,900	1,497,318
		3,031,841
ELECTRICAL EQUIPMENT ― 2.4%
ABB Ltd.(1)	58,400	814,825
ABB Ltd. ADR	114,060	1,589,996
Emerson Electric Co.	119,122	3,404,507
		5,809,328

VP Ultra – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

ENERGY EQUIPMENT & SERVICES ― 1.9%
National Oilwell Varco, Inc.(1)	61,820	$ 1,774,852
Schlumberger Ltd.	69,180	2,810,092
		4,584,944
FOOD & STAPLES RETAILING ― 5.3%
Costco Wholesale Corp.	26,133	1,210,481
Kroger Co. (The)	101,810	2,160,408
Wal-Mart Stores, Inc.	176,630	9,202,423
		12,573,312
FOOD PRODUCTS ― 1.6%
General Mills, Inc.	45,820	2,285,502
Kellogg Co.	8,750	320,512
Nestle SA	35,280	1,194,210
		3,800,224
HEALTH CARE EQUIPMENT & SUPPLIES ― 2.8%
Baxter International, Inc.	81,800	4,189,796
Becton, Dickinson & Co.	19,270	1,295,715
Medtronic, Inc.	41,550	1,224,478
		6,709,989
HEALTH CARE PROVIDERS & SERVICES ― 3.6%
Express Scripts, Inc.(1)	106,190	4,902,792
Medco Health Solutions, Inc.(1)	30,260	1,250,948
UnitedHealth Group, Inc.	112,520	2,355,044
		8,508,784
HOTELS, RESTAURANTS & LEISURE ― 3.1%
McDonald's Corp.	93,680	5,112,118
Yum! Brands, Inc.	79,320	2,179,713
		7,291,831

HOUSEHOLD PRODUCTS ― 1.0%
Colgate-Palmolive Co.	39,550	2,332,659

INSURANCE ― 0.6%
Aon Corp.	12,790	522,088
MetLife, Inc.	36,650	834,520
		1,356,608
INTERNET & CATALOG RETAIL ― 1.0%
Amazon.com, Inc.(1)	32,750	2,405,160

INTERNET SOFTWARE & SERVICES ― 3.7%
Baidu, Inc. ADR(1)	7,910	1,396,906
Google, Inc., Class A(1)	21,182	7,372,607
		8,769,513
IT SERVICES ― 4.5%
Accenture Ltd., Class A	47,510	1,306,050
International Business Machines Corp.	40,790	3,952,143
MasterCard, Inc., Class A	20,200	3,383,096
Visa, Inc., Class A	39,430	2,192,308
		10,833,597
LEISURE EQUIPMENT & PRODUCTS ― 0.8%
Hasbro, Inc.	75,040	1,881,253

LIFE SCIENCES TOOLS & SERVICES ― 0.7%
Thermo Fisher Scientific, Inc.(1)	46,330	1,652,591

VP Ultra – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

MACHINERY ― 2.9%
Cummins, Inc.	69,390	$ 1,765,976
Deere & Co.	75,270	2,474,125
Eaton Corp.	24,290	895,329
Parker-Hannifin Corp.	51,290	1,742,834
		6,878,264
MEDIA ― 0.2%
Marvel Entertainment, Inc.(1)	19,880	527,814

METALS & MINING ― 2.7%
BHP Billiton Ltd. ADR	46,370	2,068,102
Freeport-McMoRan Copper & Gold, Inc.	7,580	288,874
Newmont Mining Corp.	43,100	1,929,156
Nucor Corp.	59,470	2,269,970
		6,556,102
MULTILINE RETAIL ― 1.0%
Kohl's Corp.(1)	56,480	2,390,234

OIL, GAS & CONSUMABLE FUELS ― 6.2%
Apache Corp.	20,790	1,332,431
Chevron Corp.	7,990	537,248
EOG Resources, Inc.	46,370	2,539,221
Exxon Mobil Corp.	31,810	2,166,261
Hess Corp.	42,060	2,279,652
Noble Energy, Inc.	39,160	2,109,941
Occidental Petroleum Corp.	49,590	2,759,684
Southwestern Energy Co.(1)	33,060	981,551
		14,705,989
PHARMACEUTICALS ― 4.0%
Abbott Laboratories	108,139	5,158,230
Bristol-Myers Squibb Co.	78,380	1,718,090
Johnson & Johnson	27,760	1,460,176
Teva Pharmaceutical Industries Ltd. ADR	26,270	1,183,463
		9,519,959
ROAD & RAIL ― 1.4%
Norfolk Southern Corp.	40,860	1,379,025
Union Pacific Corp.	49,360	2,029,190
		3,408,215
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 6.1%
Altera Corp.	109,400	1,919,970
Applied Materials, Inc.	315,850	3,395,388
ASML Holding NV	81,070	1,435,050
Intel Corp.	198,792	2,991,820
Lam Research Corp.(1)	27,760	632,095
Linear Technology Corp.	89,980	2,067,740
MEMC Electronic Materials, Inc.(1)	12,651	208,615
Microchip Technology, Inc.	89,890	1,904,769
		14,555,447
SOFTWARE ― 6.6%
Adobe Systems, Inc.(1)	147,830	3,162,084
Microsoft Corp.	354,530	6,512,716
Oracle Corp.(1)	273,790	4,947,385

VP Ultra – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

VMware, Inc., Class A(1)	41,900	$ 989,678
		15,611,863
SPECIALTY RETAIL ― 3.2%
Lowe's Cos., Inc.	141,088	2,574,856
Staples, Inc.	142,200	2,575,242
TJX Cos., Inc. (The)	93,840	2,406,057
		7,556,155
TEXTILES, APPAREL & LUXURY GOODS ― 1.1%
NIKE, Inc., Class B	53,560	2,511,428

THRIFTS & MORTGAGE FINANCE ― 0.3%
People's United Financial, Inc.	36,270	651,772

TOBACCO ― 2.1%
Philip Morris International, Inc.	142,040	5,053,783

TRADING COMPANIES & DISTRIBUTORS ― 1.4%
W.W. Grainger, Inc.	47,000	3,298,460

TOTAL COMMON STOCKS
(Cost $261,947,445)		239,416,706
TEMPORARY CASH INVESTMENTS — 1.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	20,538	20,538

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.875%, 2/28/11, valued at $3,470,585), in a joint trading account at 0.07%, dated 3/31/09, due 4/1/09 (Delivery value $3,400,007)		3,400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $3,420,538)		3,420,538

TOTAL INVESTMENT SECURITIES — 102.0%
(Cost $265,367,983)		242,837,244
OTHER ASSETS AND LIABILITIES — (2.0)%		(4,791,558)
TOTAL NET ASSETS — 100.0%		$238,045,686

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
1,126,147	CHF for USD	4/30/09	$ 989,892	$ (6,736)
770,953	EUR for USD	4/30/09	1,024,216	(158)
			$ 2,014,108	$ (6,894)
(Value on Settlement Date $2,007,214)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

VP Ultra – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of March 31, 2009:
Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$ 235,393,599	-
Level 2 - Other Significant Observable Inputs	7,443,645	$ (6,894)
Level 3 - Significant Unobservable Inputs	-	-
	$ 242,837,244	$ (6,894)

* Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of March 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 276,491,882
Gross tax appreciation of investments	$ 9,039,866
Gross tax depreciation of investments	(42,694,504)
Net tax appreciation (depreciation) of investments	$ (33,654,638)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund ’ s portfolio holdings as of the date on the sch edule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund ’ s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Value Fund

March 31, 2009

VP Value – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.9%

AEROSPACE & DEFENSE ― 0.8%
Honeywell International, Inc.	97,071	$ 2,704,398
Northrop Grumman Corp.	113,722	4,962,828
		7,667,226
AIR FREIGHT & LOGISTICS ― 1.0%
United Parcel Service, Inc., Class B	193,279	9,513,192

AIRLINES ― 0.6%
Southwest Airlines Co.	841,731	5,328,157

AUTOMOBILES ― 1.5%
Honda Motor Co. Ltd.	144,600	3,459,793
Toyota Motor Corp.	327,500	10,503,838
		13,963,631
BEVERAGES ― 0.9%
PepsiCo, Inc.	164,336	8,460,017

BIOTECHNOLOGY ― 1.2%
Amgen, Inc.(1)	221,091	10,948,426

CAPITAL MARKETS ― 2.4%
AllianceBernstein Holding LP	511,301	7,526,351
Ameriprise Financial, Inc.	247,400	5,069,226
Goldman Sachs Group, Inc. (The)	38,551	4,087,177
Legg Mason, Inc.	315,274	5,012,856
		21,695,610
CHEMICALS ― 2.1%
Air Products & Chemicals, Inc.	56,839	3,197,194
Dow Chemical Co. (The)	157,613	1,328,678
E.I. du Pont de Nemours & Co.	288,069	6,432,581
Ecolab, Inc.	59,541	2,067,859
International Flavors & Fragrances, Inc.	171,586	5,226,509
Minerals Technologies, Inc.	22,771	729,810
		18,982,631
COMMERCIAL BANKS ― 1.6%
Associated Banc-Corp.	471,492	7,279,836
BB&T Corp.	194,366	3,288,673
U.S. Bancorp.	312,162	4,560,687
		15,129,196
COMMERCIAL SERVICES & SUPPLIES ― 2.0%
Avery Dennison Corp.	211,788	4,731,344
Pitney Bowes, Inc.	225,403	5,263,160
Republic Services, Inc.	205,190	3,519,009
Waste Management, Inc.	189,652	4,855,091
		18,368,604
COMMUNICATIONS EQUIPMENT ― 0.4%
Cisco Systems, Inc.(1)	94,428	1,583,558
Nokia Oyj ADR	210,741	2,459,347
		4,042,905
COMPUTERS & PERIPHERALS ― 0.9%
Diebold, Inc.	367,789	7,852,295

VP Value – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

CONTAINERS & PACKAGING ― 1.9%
Bemis Co., Inc.	815,184	$ 17,094,409

DISTRIBUTORS ― 1.2%
Genuine Parts Co.	378,748	11,309,415

DIVERSIFIED FINANCIAL SERVICES ― 4.1%
JPMorgan Chase & Co.	1,038,581	27,605,483
McGraw-Hill Cos., Inc. (The)	448,943	10,267,326
		37,872,809
DIVERSIFIED TELECOMMUNICATION SERVICES ― 6.2%
AT&T, Inc.	1,672,552	42,148,310
BCE, Inc.	209,618	4,176,399
Verizon Communications, Inc.	368,829	11,138,636
		57,463,345
ELECTRIC UTILITIES ― 2.6%
IDACORP, Inc.	395,763	9,245,024
Westar Energy, Inc.	857,519	15,032,308
		24,277,332
ELECTRICAL EQUIPMENT ― 1.8%
Emerson Electric Co.	181,555	5,188,842
Hubbell, Inc., Class B	427,967	11,537,990
		16,726,832
ELECTRONIC EQUIPMENT & INSTRUMENTS ― 2.4%
Molex, Inc.	1,028,628	14,133,349
Tyco Electronics Ltd.	721,815	7,968,837
		22,102,186
ENERGY EQUIPMENT & SERVICES ― 1.2%
Cameron International Corp.(1)	261,077	5,725,419
Schlumberger Ltd.	140,547	5,709,019
		11,434,438
FOOD & STAPLES RETAILING ― 0.6%
Costco Wholesale Corp.	48,986	2,269,032
Wal-Mart Stores, Inc.	57,911	3,017,163
		5,286,195
FOOD PRODUCTS ― 6.4%
Campbell Soup Co.	131,080	3,586,349
ConAgra Foods, Inc.	864,263	14,580,117
General Mills, Inc.	47,741	2,381,321
H.J. Heinz Co.	194,873	6,442,501
Kellogg Co.	80,663	2,954,686
Kraft Foods, Inc., Class A	917,886	20,459,679
Unilever NV CVA	429,574	8,492,389
		58,897,042
GAS UTILITIES ― 1.3%
Southwest Gas Corp.	191,462	4,034,105
WGL Holdings, Inc.	246,219	8,075,983
		12,110,088
HEALTH CARE EQUIPMENT & SUPPLIES ― 3.4%
Beckman Coulter, Inc.	359,159	18,320,701
Boston Scientific Corp.(1)	496,987	3,951,047

VP Value – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Zimmer Holdings, Inc.(1)	236,033	$ 8,615,204
		30,886,952
HEALTH CARE PROVIDERS & SERVICES ― 0.5%
LifePoint Hospitals, Inc.(1)	200,773	4,188,125

HOTELS, RESTAURANTS & LEISURE ― 2.0%
International Speedway Corp., Class A	445,237	9,821,928
Speedway Motorsports, Inc.	726,450	8,586,639
		18,408,567
HOUSEHOLD DURABLES ― 0.5%
Whirlpool Corp.	167,434	4,954,372

HOUSEHOLD PRODUCTS ― 3.3%
Kimberly-Clark Corp.	556,312	25,651,546
Procter & Gamble Co. (The)	108,779	5,122,403
		30,773,949
INDUSTRIAL CONGLOMERATES ― 3.4%
3M Co.	141,914	7,055,964
General Electric Co.	2,427,987	24,546,949
		31,602,913
INSURANCE ― 6.9%
Allstate Corp. (The)	255,872	4,899,949
Berkshire Hathaway, Inc., Class A(1)	209	18,120,300
Chubb Corp.	172,168	7,286,150
Marsh & McLennan Cos., Inc.	1,245,406	25,219,471
Travelers Cos., Inc. (The)	193,190	7,851,242
		63,377,112
IT SERVICES ― 0.4%
Accenture Ltd., Class A	69,156	1,901,098
International Business Machines Corp.	15,327	1,485,033
		3,386,131
LEISURE EQUIPMENT & PRODUCTS ― 0.2%
Mattel, Inc.	158,583	1,828,462

MEDIA ― 0.5%
Walt Disney Co. (The)	248,847	4,519,062

METALS & MINING ― 0.4%
Newmont Mining Corp.	78,401	3,509,229

MULTILINE RETAIL ― 0.8%
Target Corp.	212,826	7,319,086

MULTI-UTILITIES ― 2.2%
Ameren Corp.	73,586	1,706,459
Wisconsin Energy Corp.	290,740	11,969,766
Xcel Energy, Inc.	353,106	6,578,365
		20,254,590
OIL, GAS & CONSUMABLE FUELS ― 14.8%
Apache Corp.	210,407	13,484,985
BP plc ADR	264,691	10,614,109
Chevron Corp.	183,058	12,308,820
ConocoPhillips	62,532	2,448,753
Devon Energy Corp.	122,511	5,475,016
EOG Resources, Inc.	57,211	3,132,874

VP Value – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

EQT Corp.	495,460	$ 15,522,762
Exxon Mobil Corp.	779,670	53,095,527
Total SA	398,385	19,758,248
		135,841,094
PAPER & FOREST PRODUCTS ― 0.5%
Weyerhaeuser Co.	175,510	4,838,811

PHARMACEUTICALS ― 9.5%
Bristol-Myers Squibb Co.	342,105	7,498,942
Eli Lilly & Co.	266,551	8,905,469
Johnson & Johnson	415,398	21,849,935
Merck & Co., Inc.	384,514	10,285,749
Pfizer, Inc.	1,738,395	23,676,940
Wyeth	347,675	14,963,932
		87,180,967
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.3%
Boston Properties, Inc.	24,081	843,557
Host Hotels & Resorts, Inc.	141,678	555,378
Public Storage	22,864	1,263,236
		2,662,171
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.7%
Analog Devices, Inc.	96,153	1,852,868
Applied Materials, Inc.	527,841	5,674,291
Intel Corp.	589,661	8,874,398
KLA-Tencor Corp.	191,412	3,828,240
Texas Instruments, Inc.	278,105	4,591,514
		24,821,311
SPECIALTY RETAIL ― 1.5%
Lowe's Cos., Inc.	752,243	13,728,435

TOTAL COMMON STOCKS
(Cost $1,168,531,118)		910,607,320
TEMPORARY CASH INVESTMENTS — 0.8%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	5,422	5,422

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.875%, 2/28/11, valued at $7,451,550), in a joint trading account at 0.07%, dated 3/31/09, due 4/1/09 (Delivery value $7,300,014)		7,300,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $7,305,422)		7,305,422

TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $1,175,836,540)		917,912,742
OTHER ASSETS AND LIABILITIES — 0.3%		2,519,857
TOTAL NET ASSETS — 100.0%		$920,432,599

VP Value – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
4,175,591	CAD for USD	4/30/09	$3,311,858	$56,097
18,540,011	EUR for USD	4/30/09	24,630,529	(3,411)
5,856,155	GBP for USD	4/30/09	8,403,250	(35,758)
910,812,500	JPY for USD	4/30/09	9,205,183	75,658
			$45,550,821	$92,586
(Value on Settlement Date $45,643,407)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

VP Value – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of March 31, 2009:
Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$ 864,222,075	-
Level 2 - Other Significant Observable Inputs	53,690,667	$ 92,586
Level 3 - Significant Unobservable Inputs	-	-
	$ 917,912,742	$ 92,586

* Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of March 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 1,286,270,026
Gross tax appreciation of investments	$ 15,693,625
Gross tax depreciation of investments	(384,050,909)
Net tax appreciation (depreciation) of investments	$ (368,357,284)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund ’ s portfo lio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund ’ s most recent annual or semi a nnual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP VistaSM Fund

March 31, 2009

VP Vista – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.0%

BIOTECHNOLOGY ― 2.2%
Alexion Pharmaceuticals, Inc.(1)	15,660	$ 589,756
Celgene Corp.(1)	5,039	223,732
Cephalon, Inc.(1)	3,524	239,984
		1,053,472
CAPITAL MARKETS ― 0.9%
Knight Capital Group, Inc., Class A(1)	8,628	127,177
Lazard Ltd., Class A	9,568	281,299
		408,476
CHEMICALS ― 8.2%
Agrium, Inc.	6,930	248,025
CF Industries Holdings, Inc.	4,996	355,365
Monsanto Co.	11,958	993,710
Mosaic Co. (The)	10,498	440,706
Potash Corp. of Saskatchewan, Inc.	3,044	245,986
Scotts Miracle-Gro Co. (The), Class A	16,835	584,174
Syngenta AG	4,407	885,968
Terra Industries, Inc.	4,296	120,675
		3,874,609
COMMERCIAL SERVICES & SUPPLIES ― 0.4%
Tetra Tech, Inc.(1)	10,390	211,748

COMMUNICATIONS EQUIPMENT ― 0.2%
Starent Networks Corp.(1)	7,264	114,844

CONSTRUCTION & ENGINEERING ― 5.9%
AECOM Technology Corp.(1)	32,331	843,192
Quanta Services, Inc.(1)	52,415	1,124,302
Shaw Group, Inc. (The)(1)	17,207	471,644
URS Corp.(1)	9,347	377,712
		2,816,850
CONTAINERS & PACKAGING ― 2.4%
Crown Holdings, Inc.(1)	49,175	1,117,748

DIVERSIFIED ― 1.1%
PowerShares QQQ	16,608	503,555

DIVERSIFIED CONSUMER SERVICES ― 6.7%
Apollo Group, Inc., Class A(1)	6,269	491,051
Career Education Corp.(1)	4,961	118,866
Corinthian Colleges, Inc.(1)	46,742	909,132
DeVry, Inc.	4,547	219,074
H&R Block, Inc.	12,345	224,555
ITT Educational Services, Inc.(1)	9,826	1,193,073
		3,155,751
DIVERSIFIED FINANCIAL SERVICES ― 0.5%
CME Group, Inc.	989	243,680

ENERGY EQUIPMENT & SERVICES ― 0.3%
Weatherford International Ltd.(1)	15,055	166,659

FOOD PRODUCTS ― 0.6%
Dean Foods Co.(1)	769	13,904

VP Vista – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Ralcorp Holdings, Inc.(1)	5,407	$ 291,329
		305,233
HEALTH CARE EQUIPMENT & SUPPLIES ― 3.0%
Covidien Ltd.	6,990	232,347
Edwards Lifesciences Corp.(1)	10,949	663,838
St. Jude Medical, Inc.(1)	14,188	515,450
		1,411,635
HEALTH CARE PROVIDERS & SERVICES ― 7.4%
Express Scripts, Inc.(1)	14,407	665,171
Medco Health Solutions, Inc.(1)	20,320	840,029
Omnicare, Inc.	32,517	796,341
UnitedHealth Group, Inc.	46,981	983,313
WellPoint, Inc.(1)	6,337	240,616
		3,525,470
HOTELS, RESTAURANTS & LEISURE ― 1.9%
Burger King Holdings, Inc.	10,632	244,004
Darden Restaurants, Inc.	4,578	156,842
Panera Bread Co., Class A(1)	4,416	246,855
Penn National Gaming, Inc.(1)	10,031	242,249
		889,950
HOUSEHOLD DURABLES ― 1.5%
KB Home	13,901	183,215
M.D.C. Holdings, Inc.	3,749	116,744
NVR, Inc.(1)	267	114,209
Pulte Homes, Inc.	14,408	157,479
Toll Brothers, Inc.(1)	8,447	153,398
		725,045
INSURANCE ― 2.8%
Aon Corp.	6,009	245,287
Fidelity National Financial, Inc., Class A	50,211	979,617
Travelers Cos., Inc. (The)	3,041	123,586
		1,348,490
INTERNET & CATALOG RETAIL ― 1.0%
Netflix, Inc.(1)	11,343	486,842

INTERNET SOFTWARE & SERVICES ― 3.8%
Digital River, Inc.(1)	7,951	237,099
Equinix, Inc.(1)	8,924	501,083
NetEase.com, Inc. ADR(1)	26,052	699,496
Open Text Corp.(1)	10,528	362,584
		1,800,262
LIFE SCIENCES TOOLS & SERVICES ― 1.0%
Thermo Fisher Scientific, Inc.(1)	13,147	468,953

MARINE ― 0.2%
Diana Shipping, Inc.	9,946	117,263

MEDIA ― 1.1%
DIRECTV Group, Inc. (The)(1)	21,907	499,260

METALS & MINING ― 1.8%
Agnico-Eagle Mines Ltd.	8,508	484,275
Kinross Gold Corp.	20,012	357,615
		841,890

VP Vista – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

MULTILINE RETAIL ― 5.1%
Big Lots, Inc.(1)	11,334	$ 235,520
Dollar Tree, Inc.(1)	26,802	1,194,029
Family Dollar Stores, Inc.	28,880	963,726
		2,393,275
OIL, GAS & CONSUMABLE FUELS ― 7.3%
Alpha Natural Resources, Inc.(1)	12,318	218,645
Continental Resources, Inc.(1)	6,648	141,004
Denbury Resources, Inc.(1)	28,985	430,717
Hess Corp.	5,750	311,650
Occidental Petroleum Corp.	6,019	334,957
Petrohawk Energy Corp.(1)	50,594	972,923
Range Resources Corp.	9,537	392,543
Southwestern Energy Co.(1)	15,513	460,581
Ultra Petroleum Corp.(1)	5,671	203,532
		3,466,552
PHARMACEUTICALS ― 0.8%
Mylan, Inc.(1)	26,922	361,024

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.5%
Annaly Capital Management, Inc.	16,181	224,430

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 6.3%
Altera Corp.	32,371	568,111
Broadcom Corp., Class A(1)	31,931	637,981
Marvell Technology Group Ltd.(1)	25,581	234,322
Microsemi Corp.(1)	43,380	503,208
PMC - Sierra, Inc.(1)	56,207	358,601
Semtech Corp.(1)	17,448	232,931
Silicon Laboratories, Inc.(1)	8,833	233,191
Xilinx, Inc.	11,476	219,880
		2,988,225
SOFTWARE ― 7.9%
BMC Software, Inc.(1)	14,384	474,672
Cerner Corp.(1)	8,362	367,677
Macrovision Solutions Corp.(1)	35,067	623,842
McAfee, Inc.(1)	20,333	681,155
Quest Software, Inc.(1)	19,331	245,117
Shanda Interactive Entertainment Ltd. ADR(1)	19,213	759,490
Symantec Corp.(1)	39,541	590,743
		3,742,696
SPECIALTY RETAIL ― 5.6%
Advance Auto Parts, Inc.	14,552	597,796
AutoZone, Inc.(1)	1,434	233,197
O'Reilly Automotive, Inc.(1)	17,192	601,892
PetSmart, Inc.	12,686	265,899
Ross Stores, Inc.	19,915	714,550
TJX Cos., Inc. (The)	10,120	259,477
		2,672,811
TOBACCO ― 1.4%
Lorillard, Inc.	10,426	643,701

VP Vista – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

WATER UTILITIES ― 1.5%
Aqua America, Inc.	35,122	$ 702,440

WIRELESS TELECOMMUNICATION SERVICES ― 6.7%
American Tower Corp., Class A(1)	30,499	928,084
Leap Wireless International, Inc.(1)	6,371	222,157
MetroPCS Communications, Inc.(1)	28,638	489,137
SBA Communications Corp., Class A(1)	64,926	1,512,776
		3,152,154
TOTAL COMMON STOCKS
(Cost $45,033,852)		46,434,993
TEMPORARY CASH INVESTMENTS — 1.3%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	1,397	1,397

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.875%, 2/28/11, valued at $612,456), in a joint trading account at 0.07%, dated 3/31/09, due 4/1/09 (Delivery value $600,001)		600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $601,397)		601,397

TOTAL INVESTMENT SECURITIES — 99.3%
(Cost $45,635,249)		47,036,390
OTHER ASSETS AND LIABILITIES — 0.7%		309,859
TOTAL NET ASSETS — 100.0%		$47,346,249

Geographic Diversification
(as a % of net assets)
United States	87.7%
Canada	3.6%
People's Republic of China	3.1%
Switzerland	1.8%
Bermuda	1.6%
Greece	0.2%
Cash and Equivalents*	2.0%
* Includes temporary cash investments and other assets and liabilities.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
920,365	CHF for USD	4/30/09	$809,007	$(5,535)

(Value on Settlement Date $803,472)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
USD	-	United States Dollar

(1)	Non-income producing.

VP Vista – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of March 31, 2009:
Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$45,550,422	-
Level 2 - Other Significant Observable Inputs	1,485,968	$(5,535)
Level 3 - Significant Unobservable Inputs	-	-
	$47,036,390	$(5,535)

* Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of March 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$46,899,083
Gross tax appreciation of investments	$ 3,232,439
Gross tax depreciation of investments	(3,095,132)
Net tax appreciation (depreciation) of investments	$ 137,307

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides inf ormation about the fund ’ s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the f u nd ’ s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 29, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 29, 2009